UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-04746
Van Kampen Tax-Exempt Trust

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)
Jerry W. Miller
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 11/30
Date of reporting period: 8/31/08

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen High Yield Municipal Fund
Portfolio of Investments — August 31, 2008 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 111.3%
	Alabama 1.5%
$1,000	Alabama Spl Care Fac Fin Auth Methodist Home for the Aging (Prerefunded @ 6/01/09)	6.300%	06/01/24	$1,031,490
4,500	Alabama St Indl Dev Auth Solid Waste Disp Rev Pine City Fiber Co (AMT)	6.450	12/01/23	4,195,845
8,055	Alabama St Indl Dev Auth Solid Waste Disp Rev Pine City Fiber Co (GTY AGMT: Boise Cascade Corp) (AMT)	6.450	12/01/23	7,510,563
3,500	Alexander City, AL Spl Care Fac Fin Auth Med Fac Rev Russell Hosp Corp, Ser A	5.750	12/01/36	3,277,610
3,000	Butler, AL Indl Dev Brd Solid GA PAC Corp Proj Rfdg (AMT)	5.750	09/01/28	2,338,080
4,000	Colbert Cnty Northwest Auth Hlthcare Fac	5.750	06/01/27	3,825,520
3,280	Courtland, AL Indl Dev Brd Environmental Impt Rev Intl Paper Co Proj Rfdg, Ser A (AMT)	5.800	05/01/22	2,997,428
7,000	Courtland, AL Indl Dev Brd Environmental Impt Rev Intl Paper Co Proj, Ser B (AMT)	6.250	08/01/25	6,625,990
1,235	Courtland, AL Indl Dev Brd Solid Waste Disp Champion Intl Corp Proj Rfdg (AMT)	6.000	08/01/29	1,126,122
10,475	Cullman, AL Cullman Med Pk South Med Clinic Brd Rev Cullman Regl Med Ctr, Ser A	6.500	02/15/23	10,476,047

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Alabama (continued)
$4,000	Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth, Ser A (Prerefunded @ 12/01/12)	8.125%	12/01/26	$4,884,000
7,500	Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth, Ser A (Prerefunded @ 12/01/12)	8.250	12/01/32	9,193,875
9,385	Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth Vlg Proj	5.500	01/01/43	7,496,738
3,000	Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth Vlg Proj, Ser A	6.875	01/01/43	2,957,610
1,250	Phenix Cnty, AL Environmental Impt Rev Rfdg (AMT)	6.350	05/15/35	1,154,350

				69,091,268

	Alaska 0.3%
830	Alaska Indl Dev & Expt Auth Upper Lynn Canal Regl Pwr (AMT)	5.800	01/01/18	778,125
3,545	Alaska Indl Dev & Expt Auth Upper Lynn Canal Regl Pwr (AMT)	5.875	01/01/32	3,050,118
2,000	Alaska Indl Dev & Expt Auth Williams Lynks AK Cargoport (AMT) (Acquired 05/17/01, Cost $2,000,451) (a)	8.125	05/01/31	2,028,440
7,265	Juneau, AK City & Borough Rev Saint Ann’s Care Ctr Proj	6.875	12/01/25	7,081,631
31,900	Northern Tob Sec Corp AK Tob Settlement Rev Cap Apprec First Sub, Ser B	*	06/01/46	1,496,429

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Alaska (continued)
$20,860	Northern Tob Sec Corp AK Tob Settlement Rev Cap Apprec Second Sub, Ser C	*	06/01/46	$910,122

				15,344,865

	Arizona 4.5%
5,000	Arizona Hlth Fac Auth Rev Ter Proj, Ser A (Prerefunded @ 11/15/13)	7.500%	11/15/23	5,925,050
9,000	Arizona Hlth Fac Auth Rev Ter Proj, Ser A (Prerefunded @ 11/15/13)	7.750	11/15/33	10,966,230
3,000	Casa Grande, AZ Indl Dev Auth Hosp Rev Casa Grande Regl Med Ctr Rfdg, Ser A	7.125	12/01/24	2,948,640
6,850	Casa Grande, AZ Indl Dev Auth Hosp Rev Casa Grande Regl Med Ctr Rfdg, Ser A	7.250	12/01/19	7,041,594
9,250	Casa Grande, AZ Indl Dev Auth Hosp Rev Casa Grande Regl Med Ctr Rfdg, Ser A	7.625	12/01/29	9,198,293
2,770	Cochise Cnty, AZ Indl Dev Auth Sierra Vista Regl Hlth Ctr Proj	7.750	12/01/30	2,913,874
1,475	Coconino Cnty, AZ Pollutn Ctl Corp Tucson Elec Pwr Navajo Ser A (AMT)	7.125	10/01/32	1,477,301
6,910	Flagstaff, AZ Indl Dev Auth Rev Sr Living Cmnty Northn AZ Proj (Prerefunded @ 3/01/13)	6.200	09/01/28	7,049,651
1,000	Flagstaff, AZ Indl Dev Auth Rev Sr Living Cmnty Northn AZ Proj (Prerefunded @ 3/01/13)	6.300	09/01/38	1,020,240

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Arizona (continued)
$5,805	Flagstaff, AZ Indl Dev Auth Rev Sr Living Cmnty Northn AZ Proj (Prerefunded @ 3/01/13)	7.500%	03/01/35	$6,990,149
5,300	Flagstaff, AZ Indl Dev Auth Rev Sr Living Cmnty Northn AZ Proj Rfdg	5.700	07/01/42	4,425,818
8,200	Peoria, AZ Indl Dev Auth Rev Sierra Winds Life Rfdg, Ser A	6.375	08/15/29	7,999,100
3,500	Peoria, AZ Indl Dev Auth Rev Sierra Winds Life Rfdg, Ser A	6.500	08/15/31	3,432,450
3,500	Phoenix, AZ Civic Impt Corp Arpt Rev Sr Lien, Ser A (b)	5.000	07/01/22	3,587,683
5,000	Phoenix, AZ Civic Impt Corp Arpt Rev Sr Lien, Ser A (b)	5.000	07/01/24	5,125,261
5,000	Phoenix, AZ Civic Impt Corp Arpt Rev Sr Lien, Ser A (b)	5.000	07/01/26	5,125,261
28,000	Phoenix, AZ Civic Impt Corp Excise Tax Rev Civ Plaza, Ser A (FGIC Insd) (b)	5.000	07/01/41	28,126,806
2,905	Pima Cnty, AZ Indl Dev Auth Ed Rev Excalibur Charter Sch Proj (c)	7.750	08/01/33	2,975,592
4,385	Pima Cnty, AZ Indl Dev Auth Ed Rev Fac Acclaim Charter Sch Proj (c)	5.800	12/01/36	3,761,760
4,225	Pima Cnty, AZ Indl Dev Auth Ed Rev Fac Premier & Air Co	7.000	09/01/35	3,658,977
3,030	Pima Cnty, AZ Indl Dev Auth Ed Rev Milestones Charter Sch Dist (c)	7.500	11/01/33	2,797,508
1,000	Pima Cnty, AZ Indl Dev Auth Ed Rev Milestones Charter Sch Proj	6.750	11/01/33	844,090

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Arizona (continued)
$3,840	Pima Cnty, AZ Indl Dev Auth Fac Choice Ed & Dev Corp Proj	6.375%	06/01/36	$3,573,926
4,345	Pima Cnty, AZ Indl Dev Auth Fac Desert Heights Charter Sch (c)	7.500	08/01/33	4,480,216
3,500	Pima Cnty, AZ Indl Dev Auth Fac Skyline Tech High Sch Proj	7.500	02/01/34	3,213,595
6,000	Pima Cnty, AZ Indl Dev Auth Lease Rev Constellation Sch Proj	7.000	01/01/38	5,675,760
6,750	Pima Cnty, AZ Indl Dev Auth Rev La Posada at Pk Ctr, Ser A	7.000	05/15/27	6,787,733
5,500	Pima Cnty, AZ Indl Dev Auth Wtr & Wastewater Rev Global Wtr Res LLC Proj (AMT) (Acquired 12/15/06, Cost $5,500,000) (a)	5.750	12/01/32	4,467,595
855	Red Hawk Canyon Cmnty Fac Dist No 2 AZ Dist Assmt Rev, Ser A	6.500	12/01/12	899,691
1,000	Sundance Cmnty Fac Dist AZ (d)	6.250	07/15/29	972,120
3,049	Sundance Cmnty Fac Dist AZ Assmt Dist Spl Assmt Rev No 2 (d)	7.125	07/01/27	3,146,781
703	Sundance Cmnty Fac Dist AZ Assmt Dist Spl Assmt Rev No 3	6.500	07/01/29	693,847
2,965	Tucson, AZ Multi-Family Rev Hsg Catalina Asstd Living, Ser A (AMT)	6.500	07/01/31	2,245,483
22,000	University Med Ctr Corp AZ Hosp Rev	5.000	07/01/35	19,454,820
5,915	Verrado Cmnty Fac Dist No 1 AZ	5.350	07/15/31	5,069,569
7,600	Verrado Cmnty Fac Dist No 1 AZ	6.500	07/15/27	7,651,224
4,000	Vistancia Cmnty Fac Dist AZ	6.750	07/15/22	4,129,240

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Arizona (continued)
$4,000	Yavapai Cnty, AZ Indl Dev Auth Hosp Fac Rev Yavapai Regl Med Ctr, Ser A	6.000%	08/01/33	$4,010,560

				203,863,488

	California 8.3%
1,000	Abag Fin Auth For Nonprofit Corp CA Amern Baptist Homes Rfdg, Ser A	5.850	10/01/27	999,600
3,200	Abag Fin Auth For Nonprofit Corp CA Amern Baptist Homes Rfdg, Ser A	6.200	10/01/27	3,212,608
825	Abag Fin Auth For Nonprofit Corp CA Ctf Partn (Prerefunded @ 11/15/08)	6.375	11/15/15	847,143
3,455	Abag Fin Auth For Nonprofit Corp CA Ctf Partn (Prerefunded @ 11/15/08)	6.375	11/15/28	3,557,510
3,950	Agua Mansa, CA Indl Growth Assn Spl Tax Cmnty Fac Dist No 2002-1 (LOC: American Express Co)	6.500	09/01/33	4,009,645
1,295	Alvord, CA Uni Sch Dist Cmnty Fac Dist Spl Tax, Ser A	5.000	09/01/36	1,066,756
1,580	Alvord, CA Uni Sch Dist Cmnty Fac Dist Spl Tax, Ser B	5.000	09/01/36	1,297,986
4,935	Beaumont, CA Fin Auth Loc Agy Rev, Ser A (Prerefunded @ 9/01/13)	7.000	09/01/33	5,951,215
1,875	Beaumont, CA Fin Auth Loc Agy, Ser D	5.800	09/01/35	1,804,575
3,000	Blythe, CA Redev Agy Proj	5.750	05/01/34	2,785,680
5,000	California Cnty, CA Tob Sec Agy Tob LA Cnty (e)	0.000/5.450	06/01/28	3,541,000

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$5,000	California Cnty, CA Tob Sec Agy Tob LA Cnty (e)	0.000/5.600%	06/01/36	$3,369,050
5,950	California Cnty, CA Tob Sec Cap Apprec Stanislaus Sub, Ser B	*	06/01/46	274,116
20,000	California Cnty, CA Tob Sec Cap Apprec Stanislaus Sub, Ser C	*	06/01/55	404,400
20,000	California Cnty, CA Tob Sec Cap Apprec Stanislaus Sub, Ser D	*	06/01/55	333,600
14,935	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT) (b)	5.450	08/01/28	14,420,616
670	California Muni Fin Auth Ed Fac Rev High Tech High Media Arts, Ser A (d)	6.000	07/01/38	646,088
2,415	California Muni Fin Auth Ed Fac Rev High Tech High Media Arts, Ser A (c)(d)	6.125	07/01/48	2,327,818
2,860	California Muni Fin Auth Ed Fac Rev High Tech High-Chula Vista, Ser B (d)	6.125	07/01/38	2,768,480
2,000	California Muni Fin Auth Ed Fac Rev High Tech High-Chula Vista, Ser B (d)	6.125	07/01/43	1,916,720
3,840	California Muni Fin Auth Ed Fac Rev High Tech High-Chula Vista, Ser B (d)	6.125	07/01/48	3,648,422
150	California St (Prerefunded @ 9/01/10)	5.250	09/01/26	159,631
4,000	California Statewide Cmnty CA Baptist Univ, Ser A	5.500	11/01/38	3,513,960
3,000	California Statewide Cmnty Dev Auth Rev CA Statewide Inland Regl Ctr Proj	5.375	12/01/37	2,809,170

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$7,295	California Statewide Cmnty Dev Auth Rev Daughters of Charity Hlth, Ser A	5.000%	07/01/39	$6,229,784
4,000	California Statewide Cmnty Dev Auth Rev Elder Care Alliance, Ser A (Prerefunded @ 11/15/12)	8.000	11/15/22	4,867,200
7,300	California Statewide Cmnty Dev Auth Rev Front Porch Cmnty & Svc, Ser A (d)	5.125	04/01/37	6,169,230
2,000	California Statewide Cmnty Dev Auth Rev Notre Dame De Namur Univ	6.500	10/01/23	1,978,100
2,500	California Statewide Cmnty Dev Auth Rev Notre Dame De Namur Univ	6.625	10/01/33	2,400,225
5,310	California Statewide Cmnty Dev Auth Rev Thomas Jefferson Sch of Law (Prerefunded @ 10/01/11)	7.750	10/01/31	6,085,154
4,500	California Statewide Cmnty Dev Auth San Francisco Art Inst (Acquired 7/05/02, Cost $4,500,000) (a)	7.375	04/01/32	4,401,315
6,185	California Statewide Cmnty Dev Auth Spl Tax Cmnty Fac Dist 2007 1 Orinda	6.000	09/01/37	5,943,167
3,220	California Statewide Cmnty Hosp Napa Vly Proj, Ser A	7.000	01/01/34	3,264,533
3,000	California Statewide Cmnty Dev Auth Chf Irvine LLC UCI East Campus	6.000	05/15/40	3,022,710

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$3,220	California Statewide Cmntys Dev Auth Rev Lancer Ed Student Hsg Proj	5.625%	06/01/33	$2,841,038
9,750	California Statewide Cmntys Dev Auth Rev Thomas Jefferson Sch Law, Ser A	7.250	10/01/38	9,499,230
6,300	California Statewide Cmntys Dev Auth Statewide Cmnty, Ser A	6.625	09/02/38	6,365,457
2,615	Carlsbad, CA Spl Tax Non Escrow Cmnty Fac 3 Impt 2	6.100	09/01/28	2,497,403
3,730	Carlsbad, CA Spl Tax Non Escrow Cmnty Fac 3 Impt 2	6.200	09/01/38	3,604,523
1,360	Chino, CA Fac Dist No 3 Impt Area 1	5.750	09/01/34	1,257,592
2,850	Contra Costa Cnty, CA Multi-Family Hsg Rev, Ser C (AMT) (Acquired 6/08/99, Cost $2,850,000) (a)	6.750	12/01/30	2,867,328
1,500	Corona Norco, CA Uni Sch Dist, Ser A	5.700	09/01/29	1,394,475
2,950	Fairfield, CA Cmnty Fac Dist Spl Tax No 2007-1 Fairfield Common	6.750	09/01/28	2,933,982
3,610	Fairfield, CA Cmnty Fac Dist Spl Tax No 2007-1 Fairfield Common	6.875	09/01/38	3,620,830
1,835	Fontana, CA Spl Tax Cmnty Fac Dist No 11, Ser B	6.500	09/01/28	1,865,186
3,695	Fontana, CA Spl Tax Cmnty Fac Dist No 22 Sierra	5.850	09/01/25	3,697,771
3,000	Fontana, CA Spl Tax Cmnty Fac Dist No 22 Sierra	6.000	09/01/34	3,011,220

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$24,300	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd, Ser A-1	5.750%	06/01/47	$20,342,502
14,700	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	5.125	06/01/47	10,982,664
25,380	Golden St Tob Sec Corp CA Tob Settlement Rev Enhanced Asset Bk (BHAC Insd) (b)	5.000	06/01/45	24,835,218
1,000	Imperial Beach, CA Pub Palm Ave Coml Redev Proj, Ser A	5.850	06/01/28	949,970
3,000	Imperial Beach, CA Pub Palm Ave Coml Redev Proj, Ser A	6.000	06/01/33	2,885,730
1,500	Indio, CA Redev Agy Tax Alloc Sub Merged Proj Area, Ser B (Prerefunded @ 8/15/14)	6.375	08/15/33	1,755,240
970	Indio, CA Redev Agy Tax Alloc Sub Merged Proj Area, Ser B (Prerefunded @ 8/15/14)	6.500	08/15/34	1,099,388
1,000	Irvine, CA Impt Bd Act 1915 Assmt Dist No 00 18 Grp 4	5.375	09/02/26	947,010
1,500	Irvine, CA Impt Bd Act 1915 Assmt Dist No 03 19 Grp 2	5.500	09/02/29	1,405,155
4,000	Jurupa, CA Cmnty Svc Dist Spl Cmnty Fac Dist No 4, Ser A	5.700	09/01/34	3,685,840
3,500	La Verne, CA Ctf Partn Brethren Hillcrest Home, Ser B	6.625	02/15/25	3,539,165
655	Los Angeles, CA Cmnty Fac Dist Spl Tax No 3 Cascades Business Pk	6.400	09/01/22	658,511

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$6,240	Millbrae, CA Residential Fac Rev Magnolia of Millbrae Proj, Ser A (AMT)	7.375%	09/01/27	$6,302,150
5,515	Morongo Band of Mission Indians CA Enterprise Rev Indians Enterprise Casino, Ser B (d)	6.500	03/01/28	5,368,411
2,000	Murrieta, CA Cmnty Fac Dist No 2 Oaks Impt Area, Ser B	6.000	09/01/34	1,902,920
3,645	Norco, CA Spl Tax Cmnty Fac Dist No 01-1 (Prerefunded @ 9/01/12)	6.750	09/01/22	4,298,111
955	Oakley, CA Pub Fin Auth Rev	6.000	09/02/28	948,945
955	Oakley, CA Pub Fin Auth Rev	6.000	09/02/34	939,558
4,000	Perris, CA Cmnty Fac Dist Spl Tax No 01-2, Ser A	6.375	09/01/32	4,027,680
1,765	Perris, CA Pub Fin Auth Loc Agy Rev, Ser D	7.875	09/01/25	1,767,083
5,500	Quechan Indian Tribe Ft Yuma Indian Reservation CA & Govt Proj	7.000	12/01/27	5,285,005
1,845	Riverside, CA Uni Sch Dist Tax Cmnty Fac Dist 15 Impt Area 1	5.600	09/01/34	1,674,946
2,500	Roseville, CA Spl Tax Fountains Cmnty Fac Dist No 1	6.125	09/01/38	2,386,400
10,275	Sacramento, CA Muni Util Dist Elec Rev, Ser U (FSA Insd) (b)	5.000	08/15/25	10,619,758
5,000	Sacramento, CA Muni Util Dist Elec Rev, Ser U (FSA Insd) (b)	5.000	08/15/26	5,167,765
5,000	Sacramento, CA Muni Util Dist Elec Rev, Ser U (FSA Insd) (b)	5.000	08/15/27	5,167,765
1,375	San Diego, CA Cmnty Fac, Ser A (Acquired 6/30/06, Cost $1,375,000) (a)	5.700	09/01/26	1,289,860

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$3,985	San Diego, CA Cmnty Fac, Ser A (Acquired 6/30/06, Cost $3,984,550) (a)	5.750%	09/01/36	$3,725,537
2,000	San Jose, CA Cmnty Fac Dist Spl Tax No 9 Bailey Hwy 101	6.600	09/01/27	2,053,900
2,630	San Jose, CA Cmnty Fac Dist Spl Tax No 9 Bailey Hwy 101	6.650	09/01/32	2,705,718
8,123	San Jose, CA Multi-Family Hsg Rev Helzer Courts Apt Proj, Ser A (AMT)	6.400	12/01/41	7,638,057
1,000	San Marcos, CA Pub Fac Auth Spl Tax Rev, Ser A	5.650	09/01/36	952,410
13,300	Silicon Vly Tob Sec Auth CA Tob Settlement Rev, Ser A	*	06/01/36	1,479,758
10,750	Silicon Vly Tob Sec Auth CA Tob Settlement Rev, Ser A	*	06/01/41	805,283
21,000	Silicon Vly Tob Sec Auth CA Tob Settlement Rev, Ser A	*	06/01/47	978,600
52,500	Silicon Vly Tob Sec Auth CA Tob Settlement Rev, Ser C	*	06/01/56	976,500
17,500	Silicon Vly Tob Sec Auth CA Tob Settlement Rev, Ser D	*	06/01/56	274,750
10,610	Sweetwater, CA Un High Sch Dist Election 2000, Ser C (FSA Insd) (b)	5.000	08/01/29	10,794,646
4,000	Temecula, CA Pub Fin Auth Spl Tax Roripaugh Cmnty Fac Dist 03 2	5.500	09/01/36	2,592,280
10,000	Tobacco Sec Auth Northn CA Tob Settlement Rev Asset Bkd Bd, Ser A1	5.500	06/01/45	7,956,300
15,000	Tobacco Sec Auth Southn CA Tob Settlement Sr, Ser A1	5.000	06/01/37	11,364,900

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$23,190	Tobacco Sec Auth Southn CA Tob Settlement Sr, Ser A1	5.125%	06/01/46	$17,282,579
1,600	Turlock, CA Hlth Fac Rev Emanuel Med Ctr Inc	5.375	10/15/34	1,441,584
1,000	Upland, CA Cmnty Fac Dist 2003 San Antonio Impt, Ser 1A	5.900	09/01/24	985,260
1,500	Upland, CA Cmnty Fac Dist 2003 San Antonio Impt, Ser 1A	6.000	09/01/34	1,466,220
7,115	Val Verde, CA Uni Sch Dist Fin Auth Spl Tax Rev Jr Lien Rfdg	6.250	10/01/28	7,152,852
1,835	Vallejo, CA Ctf Partn Touro Univ (Prerefunded @ 6/01/09)	7.250	06/01/16	1,938,090
3,575	Vallejo, CA Pub Fin Auth Loc Hiddenbrooke Impt Dist, Ser A	5.800	09/01/31	3,320,532
3,970	Woodland, CA Spl Tax Cmnty Fac Dist 1 Spring Lake	6.250	09/01/34	3,962,378
1,060	Yuba City, CA Redev Agy Tax Hsg Set Aside, Ser B (c)	6.000	09/01/31	1,023,504
1,880	Yuba City, CA Redev Agy Tax Hsg Set Aside, Ser B (c)	6.000	09/01/39	1,793,238

				380,380,868

	Colorado 3.4%
2,175	Antelope Heights Metro Dist CO (Prerefunded @ 12/01/13)	8.000	12/01/23	2,693,150
1,350	Arvada, CO Multi-Family Rev Hsg Arvada Nightingale Proj Rfdg (AMT) (Acquired 4/16/99, Cost $1,350,000) (a)	6.250	12/01/18	1,350,364
1,060	Beacon Pt Metro Dist CO, Ser A	6.125	12/01/25	927,945
1,005	Beacon Pt Metro Dist CO, Ser A	6.250	12/01/35	854,260
1,845	Bradburn Metro Dist No 3 CO	7.500	12/01/33	1,845,129

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Colorado (continued)
$1,860	Briargate Ctr Business Impt Dist CO, Ser A	7.450%	12/01/32	$1,901,348
3,500	Bromley Pk Metro Dist CO No 2 (Prerefunded @ 12/01/12) (c)	8.050	12/01/32	4,277,770
2,000	Bromley Pk Metro Dist CO No 2, Ser B (Prerefunded @ 12/01/12)	8.050	12/01/32	2,444,440
4,575	Broomfield Vlg Metro Dist No 2 CO Impt Rfdg	6.250	12/01/32	4,034,281
4,835	Colorado Ed & Cultural Fac Auth Rev Charter Sch Frontier Academy (Prerefunded @ 6/01/11)	7.375	06/01/31	5,441,357
2,500	Colorado Ed & Cultural Fac Auth Rev Charter Sch Platte Academy, Ser A (Prerefunded @ 3/01/10)	7.250	03/01/32	2,693,925
1,005	Colorado Ed & Cultural Fac Auth Rev Denver Academy Rfdg, Ser A	7.000	11/01/23	1,056,979
810	Colorado Ed & Cultural Fac Auth Rev Denver Academy Rfdg, Ser A	7.125	11/01/28	847,649
1,955	Colorado Ed & Cultural Fac Montessori Sch of Denver Proj	7.500	06/01/22	2,084,304
2,575	Colorado Hlth Fac Auth Hlth & Residential Care Fac Volunteers of Amer Care, Ser A	5.250	07/01/27	2,219,212
5,300	Colorado Hlth Fac Auth Hlth & Residential Care Fac Volunteers of Amer Care, Ser A	5.300	07/01/37	4,320,242
3,000	Colorado Hlth Fac Auth Rev Amern Baptist Home, Ser A	5.900	08/01/37	2,587,890

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Colorado (continued)
$2,000	Colorado Hlth Fac Auth Rev Christian Living Cmnty Proj A	5.750%	01/01/37	$1,749,780
8,500	Colorado Hlth Fac Auth Rev Hosp Vly View Assn Proj	5.250	05/15/42	7,531,425
145	Colorado Hsg Fin Auth Single Family Pgm Sr B2 (AMT)	6.800	04/01/30	150,078
4,200	Confluence Metro Dist, CO Tax Supported Rev	5.450	12/01/34	3,579,996
5,250	Copperleaf Met Dist No 2 CO	5.950	12/01/36	4,169,655
3,210	Cross Creek Met Dist No 2 CO Ltd Tax Rfdg	6.125	12/01/37	2,607,676
1,385	Eagle Cnty, CO Air Term Corp, Ser A (AMT)	7.000	05/01/21	1,383,657
990	Eagle Cnty, CO Air Term Corp, Ser A (AMT)	7.125	05/01/31	991,277
2,930	Eagle Riverview Affordable Hsg Corp CO Multi-Family Rev, Ser A (c)	6.300	07/01/29	2,930,527
3,000	Elbert & Hwy 86 Comml Met Dist Pub Impt Fee Rev	7.500	12/01/32	3,015,450
3,000	Elk Valley, CO Pub Impt Pub Impt Fee, Ser A	7.350	09/01/31	2,992,050
5,300	Fronterra Vlg Metro Dist CO (Prerefunded @ 12/01/11) (c)	8.050	12/01/31	6,244,672
1,150	High Plains Metro Dist CO, Ser A	6.125	12/01/25	986,780
1,750	High Plains Metro Dist CO, Ser A	6.250	12/01/35	1,452,815
3,280	La Plata Cnty, CO Rec Fac Rev Durango Mtn Resort Proj Rfdg, Ser A	6.875	02/01/12	3,244,904
3,605	Lafayette, CO Indl Dev Rev Rocky Mtn Instr Proj, Ser A (AMT)	7.000	10/01/18	2,909,884
135	Lafayette, CO Indl Dev Rev Rocky Mtn Instr Proj, Ser B (c)	6.125	10/01/08	134,054

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Colorado (continued)
$6,235	Lake Creek Affordable Hsg Corp Hsg Proj Rfdg, Ser A	6.250%	12/01/23	$6,309,758
5,000	Lincoln Pk, CO Metro Dist Rfdg & Impt	6.125	12/01/30	5,018,700
3,885	Lincoln Pk, CO Metro Dist Rfdg & Impt	6.200	12/01/37	3,899,452
4,935	Montezuma Cnty, CO Hosp Dist Hlth Fac Enterprise Hosp Rfdg	5.900	10/01/37	4,283,037
6,200	Montrose Cnty, CO Hlthcare Fac Rev Homestead at Montrose, Ser A	7.000	02/01/38	6,228,830
4,185	Montrose, CO Mem Hosp Brd	6.000	12/01/28	4,206,762
3,000	Montrose, CO Mem Hosp Brd	6.000	12/01/33	2,942,700
1,000	Neu Towne, CO Metro Dist (f)	7.250/1.800	12/01/34	609,810
2,745	North Range Metro Dist No 1 CO Ltd Tax (Prerefunded @ 12/15/11) (Acquired 12/07/01, Cost $2,665,506) (a)	7.250	12/15/31	3,106,873
1,830	North Range Metro Dist No 2 CO Ltd Tax	5.500	12/15/27	1,582,401
1,200	North Range Metro Dist No 2 CO Ltd Tax	5.500	12/15/37	990,408
6,450	Northwest, CO Metro Dist No 3 Ltd Tax	6.250	12/01/35	5,424,385
6,490	Rampart Range Metro Dist No 1 Co Rev Rampart Range Metro Dist No 2 Proj (Prerefunded @ 12/01/11)	7.750	12/01/26	7,421,575
1,850	Rendezvous Residential Metro Dist CO (Prerefunded @ 12/01/13)	8.000	12/01/21	2,217,724
1,000	Serenity Ridge, CO Metro Dist No 2 (f)	7.500/3.750	12/01/34	753,270

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Colorado (continued)
$50	Skyland Metro Dist CO Gunnison Cnty Rfdg	6.750%	12/01/22	$50,474
605	Snowmass Vlg, CO Multi-Family Hsg Rev Rfdg, Ser A	8.000	09/01/14	604,909
2,000	Southlands, CO Med Dist Metro Dist No 1 (Prerefunded @ 12/01/14)	7.125	12/01/34	2,429,320
2,500	Tallgrass Met Dist CO Rfdg & Impt	5.250	12/01/37	1,998,500
637	Tallyns Reach Metro Dist No 2	6.375	12/01/23	641,434
925	Tallyns Reach Metro Dist No 3	6.625	12/01/23	941,669
1,000	Tallyns Reach Metro Dist No 3	6.750	12/01/33	1,012,840
4,790	Vista Ridge Metro Dist CO (Prerefunded @ 7/01/09)	7.500	12/01/31	4,983,085

				155,312,841

	Connecticut 0.5%
3,405	Connecticut St Dev Auth First Mtg Gross Rev Hlthcare Proj The Elm Pk Baptist Inc Proj	5.850	12/01/33	3,323,518
1,500	Connecticut St Dev Auth Indl Afco Cargo Bldg LLC Proj (AMT)	8.000	04/01/30	1,516,470
3,660	Connecticut St Hlth & Ed Fac Auth Rev Saint Mary’s Hosp Issue, Ser E	5.875	07/01/22	3,362,771
4,475	Georgetown Spl Taxing Dist Ser A (Acquired 11/16/06, Cost $4,475,000) (a)	5.125	10/01/36	3,275,566
1,470	Greenwich, CT Hsg Auth Multi-Family Rev Hsg Greenwich Close, Ser B	7.500	09/01/27	1,469,824

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Connecticut (continued)
$1,025	Manchester, CT Redev Agy Multi-Family Mtg Rev Bennet Hsg Dev Rfdg (Acquired 9/05/96, Cost $950,288) (a)(c)	7.200%	12/01/18	$1,052,388
9,250	Mashantucket Westn Pequot Tribe, Ser A (d)	5.500	09/01/36	7,829,293
2,507	New Britain, CT Hsg Auth Multi-Family Rev Hsg Franklin Square Manor Proj (AMT) (c)	7.000	07/01/21	2,660,779
280	New Haven, CT Indl Fac Rev Adj Govt Ctr Thermal Energies (AMT)	7.250	07/01/09	281,604

				24,772,213

	Delaware 0.1%
3,870	Wilmington, DE Multi-Family Rent Rev Hsg Electra Arms Sr Assoc Proj (AMT)	6.250	06/01/28	3,606,260

	District of Columbia 1.5%
1,545	District of Columbia Rev Methodist Home Issue	6.000	01/01/29	1,431,304
4,935	District of Columbia Tob Settlement Fin Corp	6.500	05/15/33	4,700,637
13,940	District of Columbia Tob Settlement Fin Corp, Ser A	*	06/15/46	651,834
17,500	District of Columbia Tob Settlement Fin Corp, Ser B	*	06/15/46	761,075
67,660	District of Columbia Tob Settlement Fin Corp, Ser C	*	06/15/55	1,315,310
61,695	Metropolitan WA DC Arpt Auth Sys, Ser B (FSA Insd) (b)	5.000	10/01/36	60,483,713

				69,343,873

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida 13.7%
$3,000	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.875%	11/15/36	$2,619,720
10,500	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.875	11/15/42	9,067,800
6,330	Anthem Pk Cmnty Dev Dist FL Cap Impt Rev	5.800	05/01/36	5,236,429
7,395	Bartram Pk Cmnty Dev Dist FL Assmt	5.400	05/01/37	5,712,194
9,810	Beacon Lakes, FL Cmnty Dev, Ser A	6.900	05/01/35	9,345,006
3,075	Beeline Cmnty Dev Dist FL Spl Assmt, Ser A	7.000	05/01/37	2,875,586
960	Bellalago Ed Fac Benefits, Ser B	5.800	05/01/34	920,986
1,925	Bluewaters Cmnty Dev Dist of FL	6.000	05/01/35	1,893,372
1,780	Boca Raton, FL Hsg Auth Mtg Hsg First Lien Banyan Pl Sr Apts Rfdg (Acquired 3/23/06, Cost $1,738,312) (a)	5.800	10/01/26	1,550,291
2,355	Boca Raton, FL Hsg Auth Mtg Hsg First Lien Banyan Pl Sr Apts Rfdg (Acquired 3/23/06, Cost $2,322,195) (a)	5.900	10/01/36	2,026,807
3,000	Bonnet Creek Resort Cmnty Dev Dist FL Spl Assmt	7.375	05/01/34	3,041,970
5,000	Bonnet Creek Resort Cmnty Dev Dist FL Spl Assmt	7.500	05/01/34	5,094,450
10,000	Brevard Cnty, FL Hlth Fac Auth Residential Care Fac Rev Buena Vida Estates Inc	6.750	01/01/37	9,615,200
1,440	Brighton Lakes Cmnty Dev Dist, Ser A	6.125	05/01/35	1,439,856

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$7,555	Broward Cnty, FL Professional Sports Fac Tax Rev Civic Arena Proj Rfdg, Ser A (FSA Insd) (b)	5.000%	09/01/24	$7,740,031
7,910	Broward Cnty, FL Professional Sports Fac Tax Rev Civic Arena Proj Rfdg, Ser A (FSA Insd) (b)	5.000	09/01/25	8,103,726
5,000	Buckeye Pk Cmnty Dev Dist FL Cap Impt Rev, Ser A	7.875	05/01/38	4,939,800
3,500	Capital Tr Agy FL Rev Ft Lauderdale Proj (AMT)	5.750	01/01/32	3,001,880
2,500	Capital Tr Agy FL Rev Sub Orlando Proj (AMT)	6.750	01/01/32	2,355,975
3,315	Championsgate Cmnty Dev Dist, Ser A	6.250	05/01/20	3,319,044
2,155	Citrus Cnty, FL Hosp Brd Rev Citrus Mem Hosp Rfdg	6.250	08/15/23	2,208,703
2,500	Citrus Cnty, FL Hosp Brd Rev Citrus Mem Hosp Rfdg	6.375	08/15/32	2,539,000
8,480	City Ctr Cmnty Dev Dist FL Spl Assmt Rev, Ser A	6.000	05/01/38	7,289,323
1,210	City Ctr Cmnty Dev Dist FL Spl Assmt Rev, Ser A	6.125	05/01/36	1,072,435
3,000	Connerton West Cmnty Dev Dist FL Cap Impt Rev, Ser B	5.125	05/01/16	2,679,150
6,180	Connerton West Cmnty Dev FL, Ser A (c)	5.375	05/01/37	4,852,907
2,000	Connerton West Cmnty Dev FL, Ser A	5.950	05/01/36	1,749,700
1,500	Cross Creek Cmnty Dev Dist FL Spl Assmt Rev, Ser A	5.600	05/01/39	983,745
2,485	Cross Creek Cmnty Dev Dist FL Spl Assmt Rev, Ser B	5.500	05/01/17	1,802,644
4,880	Cutler Cay, FL Cmnty Dev Dist	6.300	05/01/34	4,821,342

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$2,860	Double Brn Cmnty Dev Dist FL Spl Assmt, Ser A	6.700%	05/01/34	$2,938,850
9,250	Escambia Cnty, FL Environmental, Ser A (AMT)	5.750	11/01/27	8,158,500
10,000	Fiddlers Creek Cmnty Dev Dist No 2 FL Spl Assmt Rev, Ser A (Acquired 5/28/03, Cost $9,965,746) (a)	6.375	05/01/35	9,053,800
11,640	Florida Hsg Fin Corp Multi-Family Hsg Whistlers Cove Apt Proj (AMT)	6.500	01/01/39	10,501,259
7,635	Florida Hsg Fin Corp Multi-Family Mtg Cutler Glen & Meadows, Ser U	6.500	10/01/33	7,634,618
4,660	Florida Hsg Fin Corp Rev Hsg Beacon Hill Apt, Ser C (AMT)	6.610	07/01/38	4,673,561
8,990	Florida Hsg Fin Corp Rev Hsg Cypress Trace Apt, Ser G (AMT)	6.600	07/01/38	8,857,128
11,335	Florida Hsg Fin Corp Rev Hsg Westbrook Apt, Ser U (AMT) (c)	6.450	01/01/39	11,335,000
5,680	Florida Hsg Fin Corp Rev Hsg Westchase Apt, Ser B (AMT)	6.610	07/01/38	5,158,917
2,480	Fontainbleau Lakes, FL Cmnty Dev Dist, Ser A	6.000	05/01/38	2,015,893
3,110	Gramercy Farms Cmnty Dev Dist FL Spl Assmt, Ser A-2 (c)	5.250	05/01/39	2,244,176
4,900	Gramercy Farms Cmnty Dev Dist FL Spl Assmt, Ser B	5.100	05/01/14	4,373,544
1,965	Greyhawk Landing Cmnty Dev Dist FL Spl Assmt Rev, Ser A	7.000	05/01/33	2,039,356

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$8,000	Halifax Hosp Med Ctr FL Hosp Rev Impt Rfdg, Ser A	5.375%	06/01/46	$7,221,360
220	Heritage Hbr Cmnty Dev Dist FL Rev Rec	7.750	05/01/23	220,431
715	Heritage Hbr Cmnty Dev Dist FL Rev Spl Assmt, Ser A (Prerefunded @ 11/01/08)	6.700	05/01/19	720,834
1,950	Highlands, FL Cmnty Dev Dist Spl Assmt	5.550	05/01/36	1,513,512
3,500	Hillsborough Cnty, FL Hsg Fin Hsg Clipper Cove Apt Proj, Ser A (AMT)	7.375	07/01/40	3,580,115
10,500	Hillsborough Cnty, FL Indl Dev Auth Indl Dev Rev Hlth Fac Univ Cmnty Hosp, Ser A	5.625	08/15/29	10,051,545
8,450	Hillsborough Cnty, FL Indl Dev Tampa Electric Co Proj	5.500	10/01/23	8,225,821
1,780	Islands at Doral FL (Prerefunded @ 5/01/13)	6.375	05/01/35	2,030,962
2,885	Islands at Doral III Cmnty 2004, Ser A	5.900	05/01/35	2,108,531
4,800	Jacksonville, FL Econ Dev Commn Hlthcare Fac Rev FL Proton Therapy Inst Rfdg (Acquired 8/09/07, Cost $4,853,280) (a)	6.250	09/01/27	4,784,112
3,190	Kendall Breeze Cmnty Dev Dist (c)	6.625	11/01/33	3,678,453
2,265	Kendall Breeze Cmnty Dev Dist (c)	6.700	11/01/23	2,556,823
4,910	Keys Cove Cmnty Dev Dist FL Assmt Rev	5.875	05/01/35	4,749,197
775	Lake Bernadette, FL Cmnty Dev Dist Spl Assmt Rev, Ser A (Prerefunded @ 11/01/08)	8.000	05/01/17	775,271

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$725	Lakeland, FL Retirement Cmnty 1st Mtg Carpenters Acc Inv Rfdg (Acquired 04/25/08, Cost $722,890)(a)	6.250%	01/01/28	$704,352
2,250	Lakeland, FL Retirement Cmnty 1st Mtg Carpenters Acc Inv Rfdg (Acquired 04/25/08, Cost $2,250,000) (a)	6.375	01/01/43	2,160,112
5,775	Landmark at Doral Cmnty Dev Dist FL Spl Assmt, Ser B	5.200	05/01/15	4,830,499
9,320	Landmark at Doral Cmnty Dev, Ser A	5.500	05/01/38	6,231,818
3,150	Lee Cnty, FL Indl Dev Auth Hlthcare Cypress Cove Hlthpk, Ser A	6.375	10/01/25	3,105,648
6,000	Lee Cnty, FL Indl Dev Auth Hlthcare Fac Rev Cypress Cove Hlthpk, Ser A	6.750	10/01/32	6,019,920
3,810	Lee Cnty, FL Indl Dev Auth Hlthcare Fac Rev Shell PT/Alliance Oblig Group	5.125	11/15/36	3,127,858
3,500	Lee Cnty, FL Indl Dev Auth Indl Dev Rev Lee Charter Fndtn, Ser A	5.250	06/15/27	2,973,285
3,500	Lee Cnty, FL Indl Dev Auth Indl Dev Rev Lee Charter Fndtn, Ser A	5.375	06/15/37	2,833,915
5,550	Leon Cnty, FL Ed Fac Auth Rev Southgate Residence Hall Rfdg, Ser A	6.750	09/01/28	5,569,591
2,800	Marshall Creek Cmnty Dev Dist FL Spl Assmt, Ser A	7.650	05/01/32	2,892,736
105	Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai Med Ctr FL Proj	5.375	11/15/18	98,485

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$3,605	Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai Med Ctr FL Proj	5.375%	11/15/28	$3,103,040
5,000	Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai Med Ctr FL Rfdg (Acquired 4/26/04, Cost $4,823,445) (a)	6.750	11/15/29	5,028,200
1,790	Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai Med Ctr, Ser A	6.125	11/15/11	1,822,972
1,000	Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai Med Ctr, Ser A	6.700	11/15/19	1,018,120
3,465	Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai Med Ctr, Ser A	6.800	11/15/31	3,470,405
6,000	Miami-Dade Cnty, FL Aviation Rev Miami Intl Airport, Ser A (AGL Insd) (AMT) (b)	5.250	10/01/33	5,866,982
2,500	Miami-Dade Cnty, FL Aviation Rev Miami Intl Airport, Ser A (AGL Insd) (AMT) (b)	5.500	10/01/24	2,444,576
3,000	Miami-Dade Cnty, FL Aviation Rev Miami Intl Airport, Ser A (AGL Insd) (AMT) (b)	5.500	10/01/25	2,933,491
10,645	Miami-Dade Cnty, FL Bldg Better Cmnty Prog, Ser A (AGL Insd) (b)	5.000	07/01/30	10,834,890
24,165	Miami-Dade Cnty, FL Bldg Better Cmnty Prog, Ser A (AGL Insd) (b)	5.000	07/01/38	24,312,809
5,000	Miami-Dade Cnty, FL Sch Brd Ctf Partn, Ser B (AGL Insd) (b)	5.250	05/01/26	5,100,000

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$10,000	Miami-Dade Cnty, FL Sch Brd Ctf Partn, Ser B (AGL Insd) (b)	5.250%	05/01/27	$10,200,000
4,480	Midtown Miami, FL Cmnty Dev FL Spl Assmt Rev, Ser A	6.250	05/01/37	4,068,781
6,445	Midtown Miami, FL Cmnty Dev, Ser B	6.500	05/01/37	5,976,900
3,975	Miromar Lakes Cmnty Dev Dist Rfdg, Ser B	7.250	05/01/12	3,967,487
1,575	Mount Dora, FL Hlth Fac Auth Wtrman Vlg Proj Rfdg, Ser A	5.250	08/15/13	1,522,946
3,000	Mount Dora, FL Hlth Fac Auth Wtrman Vlg Proj Rfdg, Ser A	5.750	08/15/18	2,813,790
3,000	Mount Dora, FL Hlth Fac Auth Wtrman Vlg Proj Rfdg, Ser A (c)	6.750	08/15/25	3,001,950
275	North Broward, FL Hosp Dist Rev Impt (Prerefunded @ 1/15/11)	6.000	01/15/31	300,492
1,248	North Springs, FL Impt Dist Spl Assmt Rev	7.000	05/01/19	1,249,236
2,500	Northern Palm Beach Cnty Impt Dist FL Impt Wtr Ctl & Impt Unit Dev No 16 Rfdg	7.000	08/01/32	2,427,900
2,150	Northern Palm Beach Cnty Impt Dist FL Impt Wtr Ctl & Impt Unit Dev No 16 Rfdg	7.500	08/01/24	2,178,638
4,230	Northern Palm Beach Cnty Impt Dist FL Impt Wtr Ctl & Impt Unit Dev No 2A	6.400	08/01/33	4,272,681
1,500	Northern Palm Beach Cnty Impt Dist FL Impt Wtr Ctl & Impt Unit Dev No 43 (Prerefunded @ 8/01/11)	6.125	08/01/31	1,668,570

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$3,915	Orange Cnty, FL Hlth Fac Auth Hosp Hlthcare, Ser E	6.000%	10/01/26	$3,983,512
85	Orange Cnty, FL Hlth Fac Auth Hosp Hlthcare, Ser E (Prerefunded @ 10/01/09)	6.000	10/01/26	89,365
5,000	Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando Lutheran Tower	5.500	07/01/38	4,100,200
1,000	Orange Cnty, FL Hlth Fac Auth Rev Hosp Adventist Hlth Sys (Prerefunded @ 11/15/10)	6.375	11/15/20	1,093,630
2,000	Orange Cnty, FL Hlth Fac Auth Rev Hosp Adventist Hlth Sys (Prerefunded @ 11/15/10)	6.500	11/15/30	2,192,620
2,000	Orange Cnty, FL Hlth Fac Auth Rev Westminster Cmnty Care	6.600	04/01/24	2,007,700
470	Orange Cnty, FL Hlth Fac Auth Westminster Cmnty Care	6.500	04/01/12	477,196
2,060	Orange Cnty, FL Hsg Fin Auth Hsg Alhambra Trace Apt Proj, Ser C (c)	7.000	04/01/28	2,145,428
4,010	Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Hsg Governors Manor Apt F-4	7.250	10/01/31	4,121,919
830	Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Hsg Lake Davis Apt Proj F-1	7.250	10/01/31	853,165
220	Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Hsg Lake Jennie Phase I Proj F-2 (c)	7.250	10/01/31	226,140
830	Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Hsg Lake Jennie Phase II Proj F-3	7.250	10/01/31	853,165

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$345	Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Hsg Mellonville Trace Apt F-5 (c)	7.250%	10/01/31	$354,629
2,535	Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Mtg Hands Inc Proj, Ser A (Acquired 6/19/95, 11/24/99, and 3/31/00, Cost $2,550,979) (a) (g)	7.000	10/01/25	2,646,996
1,505	Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Mtg Hands Inc Proj, Ser A (Acquired 6/19/95, Cost $1,505,000) (a) (c) (g)	7.000	10/01/15	1,585,021
960	Overoaks, FL Cmnty Dev Dist Cap Impt Rev, Ser A	6.125	05/01/35	810,019
9,475	Palm Beach Cnty, FL Hsg Fin Auth Multi-Family Hsg Lake Delray Apt Proj, Ser A (AMT)	6.400	01/01/31	9,311,651
1,810	Parklands Lee Cmnty Dev Dist FL Spl Assmt, Ser A	5.800	05/01/35	1,551,930
3,775	Parklands West Cmnty Dev Dist Spl Assmt, Ser A	6.900	05/01/32	3,884,437
1,200	Pentathlon Cmnty Dev Dist Spl Assmt Rev FL (c)	6.700	11/01/23	1,251,528
1,720	Pentathlon Cmnty Dev Dist Spl Assmt Rev FL (c)	6.750	11/01/33	1,780,200
4,925	Pier Pk, FL Cmnty Dev Dist, Ser 1	7.150	05/01/34	4,958,194
2,810	Pine Air Lakes Cmnty Dev Dist FL Spl Assmt Rev	7.250	05/01/33	2,941,311
2,385	Pine Is Cmnty Dev Dist FL Spl Assmt	5.750	05/01/35	2,028,085
1,720	Pine Ridge Plantation Cmnty, Ser A	5.400	05/01/37	1,270,358

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$7,450	Pinellas Cnty, FL Ed Fac Auth Clearwater Christian College, Ser A (Acquired 9/05/01, Cost $7,116,776) (a)	7.250%	09/01/31	$7,634,462
5,680	Pinellas Cnty, FL Hlth Fac Auth Oaks of Clearwtr Proj	6.250	06/01/34	5,707,037
1,825	Poinciana Cmnty Dev Dist FL Spl Assmt, Ser A	7.125	05/01/31	1,834,417
950	Poinciana West Cmnty Dev Dist	5.875	05/01/22	852,577
1,500	Poinciana West Cmnty Dev Dist FL Spl Assmt	6.000	05/01/37	1,280,325
6,990	Port Saint Lucie, FL Spl Assmt Rev Glassman Spl Assmt Dist, Ser C (c)	6.750	07/01/23	7,234,720
2,480	Reunion East Cmnty Dev Dist FL Spl Assmt	5.800	05/01/36	2,036,427
4,880	Reunion West Cmnty Dev Dist FL Spl Assmt	6.250	05/01/36	4,184,600
3,760	Saddlebrook, FL Cmnty, Ser A	6.900	05/01/33	3,862,798
5,390	Saint John’s Cnty, FL Indl Dev Auth First Mtg Rev Presbyterian Retirement, Ser A	5.625	08/01/34	5,091,825
6,000	Saint John’s Cnty, FL Indl Dev Auth Hlthcare Glenmoor Proj, Ser A	5.375	01/01/40	4,693,020
2,220	Saint John’s Cnty, FL Indl Dev Auth Hlthcare Glenmoor Saint John’s Proj, Ser A (Prerefunded @ 1/01/10)	8.000	01/01/17	2,416,559
4,680	Saint John’s Cnty, FL Indl Dev Auth Hlthcare Glenmoor Saint John’s Proj, Ser A (Prerefunded @ 1/01/10)	8.000	01/01/30	5,129,842

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$5,950	Sarasota Natl Cmnty Dev Dist FL Spl Assmt	5.300%	05/01/39	$4,328,684
2,830	Sausalito Bay Cmnty Dev Dist FL Spl Assmt (c)	6.200	05/01/35	2,839,735
5,350	Seminole Tribe FL Spl Oblig Rev, Ser A (d)	5.500	10/01/24	5,036,650
2,790	Seven Oaks, FL Cmnty Dev Dist II Spl Assmt Rev, Ser A	5.875	05/01/35	2,296,086
4,945	Seven Oaks, FL Cmnty Dev Dist II Spl Assmt Rev, Ser A	6.400	05/01/34	5,011,164
3,500	Six Mile Creek Cmnty Dev Dist FL Cap Impt Rev	5.875	05/01/38	2,615,375
4,525	South Dade Venture Cmnty Dev	6.900	05/01/33	4,705,729
2,115	South Lake Cnty Hosp Dist FL South Lake Hosp Inc	6.375	10/01/28	2,164,237
3,000	South Lake Cnty Hosp Dist FL South Lake Hosp Inc	6.375	10/01/34	3,035,430
1,500	Sterling Hill Cmnty Dev Dist FL Cap Impt Rev, Ser A	6.200	05/01/35	1,505,160
2,960	Stonebrier Cmnty Dev Dist FL	5.500	05/01/37	2,287,133
920	Stoneybrook West Cmnty Dev, Ser A (Prerefunded @ 5/01/10)	7.000	05/01/32	992,772
1,705	Sweetwater Creek Cmnty Dev Dist FL Cap Impt Rev, Ser A	5.500	05/01/38	1,245,588
11,875	Tallahassee, FL Hlth Fac Rev Tallahassee Mem Hlthcare Proj	6.375	12/01/30	11,976,650
1,425	Tamarac, FL Indl Dev Rev Sun Belt Precision Prods Inc (AMT)	6.500	08/01/17	1,314,520
3,000	Tampa, FL Hosp Rev Cap Impt H Lee Moffitt, Ser A	5.750	07/01/29	3,027,840
2,000	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.550	05/01/27	1,956,620

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$10,040	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.650%	05/01/40	$9,774,040
1,465	Town Ctr at Palm Coast Cmnty Dev Dist FL Cap Impt Rev	6.000	05/01/36	1,236,021
1,150	Trails at Monterey Cmnty Dev Dist FL Spl Assmt (c)	6.500	05/01/23	1,180,234
1,715	Trails at Monterey Cmnty Dev Dist FL Spl Assmt (c)	6.750	05/01/33	1,771,321
2,475	Treeline Presv Cmnty Dev Dist FL Spl Assmt, Ser A	6.800	05/01/39	2,239,207
1,440	Turnbull Creek Cmnty Dev Dist FL Spl Assmt	5.800	05/01/35	1,169,755
2,253	University Square Cmnty Dev Dist FL Cap Impt Rev (Acquired 10/07/99, Cost $2,253,000) (a)	6.750	05/01/20	2,299,750
4,000	University Square Cmnty Dev Dist FL Cap Impt Rev, Ser A1	5.875	05/01/38	3,491,520
4,225	Venetian Isles, FL, Ser A	6.750	05/01/33	4,363,749
4,615	Verandah West Cmnty Dev Dist Cap Impt, Ser B	6.625	05/01/33	4,739,190
7,340	Village Cmnty Dev Dist No 8, FL Spl Assmt Rev	6.375	05/01/38	7,389,692
860	Vista Lakes Cmnty Dev Dist FL Cap Impt Rev, Ser A (Prerefunded @ 5/01/10)	7.200	05/01/32	928,938
1,875	Vista Lakes Cmnty Dev Dist FL Cap Impt Rev, Ser A (Prerefunded @ 5/01/12)	6.750	05/01/34	2,107,894
920	Waterchase Cmnty Dev Dist FL, Ser A (Prerefunded @ 5/01/11)	6.700	05/01/32	1,012,681
2,715	Waterlefe Cmnty Dev Dist FL	8.125	10/01/25	408,580
7,000	West Vlg Impt Dist FL Rev	5.500	05/01/38	5,138,770

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$1,975	West Vlg Impt Dist FL Rev Spl Assmt Unit of Dev No 3	5.500%	05/01/37	$1,454,667
7,325	World Comm Cmnty Dev Dist, Ser A	6.500	05/01/36	6,509,435
1,845	World Comm Cmnty Dev Dist, Ser A1	6.250	05/01/22	1,700,666

				624,966,207

	Georgia 1.5%
5,250	Americus Sumter Cnty, GA Hosp Auth Rev South GA Methodist Rfdg, Ser A	6.375	05/15/29	5,150,670
1,685	Atlanta, GA Tax Alloc Atlantic Sta Proj (Prerefunded @ 12/01/11)	7.750	12/01/14	1,897,849
3,000	Atlanta, GA Tax Alloc Atlantic Sta Proj (Prerefunded @ 12/01/11)	7.900	12/01/24	3,534,510
3,385	Atlanta, GA Urban Residential Fin Auth Multi-Family Rev John Eagan Proj, Ser A (AMT)	6.750	07/01/30	3,387,471
1,000	Brunswick & Glynn Cnty, GA Dev GA PAC Corp Proj Rfdg (AMT)	5.550	03/01/26	773,270
5,250	Crisp Cnty, GA Dev Auth Intl Paper Co Proj Rfdg, Ser A (AMT)	6.200	02/01/20	5,109,667
2,000	Effingham Cnty, GA Dev Auth Solfort James Proj (AMT)	5.625	07/01/18	1,766,120
1,000	Fulton Cnty, GA Residential Care Canterbury Crt Proj, Ser A	6.125	02/15/26	954,340
1,750	Fulton Cnty, GA Residential Care Canterbury Crt Proj, Ser A	6.125	02/15/34	1,614,217
3,480	Fulton Cnty, GA Residential Care Saint Anne’s Ter Proj Rfdg	7.625	12/01/33	3,692,176

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Georgia (continued)
$5,450	Fulton Cnty, GA Residential Care Sr Lien RHA Asstd Living, Ser A (c)	6.900%	07/01/19	$4,800,469
4,810	Fulton Cnty, GA Residential Care Sr Lien RHA Asstd Living, Ser A	7.000	07/01/29	4,058,967
2,500	Medical Ctr Hosp Auth GA Rev Spring Hbr Green Isl Proj Rfdg	5.250	07/01/27	2,126,925
2,930	Renaissance On Peachtree Unit Invt Tr Ctf GA Custody Ctf	6.000	10/01/25	2,385,459
1,000	Richmond Cnty, GA Dev Auth Intl Paper Co Proj Rfdg, Ser A (AMT)	6.000	02/01/25	922,910
5,000	Rockdale Cnty, GA Dev Auth Solid Waste Disp Visy Paper Inc Proj, Ser A (AMT)	6.125	01/01/34	4,765,050
920	Savannah, GA Econ Dev Auth Rev First Mtg Marshes of Skidway, Ser A	7.400	01/01/24	954,850
3,650	Savannah, GA Econ Dev Auth Rev First Mtg Marshes of Skidway, Ser A	7.400	01/01/34	3,760,632
20,685	Tax Exempt Grantor Tr Sr Tier, Ser A (c)	6.000	10/01/25	17,568,598

				69,224,150

	Hawaii 0.7%
8,500	Hawaii PAC Hlth Spl Purp Rev, Ser A	5.600	07/01/33	8,304,330
3,000	Hawaii St Dept Budget & Fin Kahala Nui Proj, Ser A	7.875	11/15/23	3,249,000
5,300	Hawaii St Dept Budget & Fin Spl Purp Rev Kahala Nui Proj, Ser A	7.400	11/15/17	5,731,049

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Hawaii (continued)
$2,500	Hawaii St Dept Budget & Fin Spl Purp Rev Kahala Nui Proj, Ser A	8.000%	11/15/33	$2,688,050
5,000	Kuakini, HI Hlth Sys Spl Purp Rev, Ser A	6.300	07/01/22	5,108,400
5,000	Kuakini, HI Hlth Sys Spl Purp Rev, Ser A	6.375	07/01/32	5,053,550

				30,134,379

	Idaho 0.3%
5,350	Gooding Cnty, ID Indl Dev Corp Solid Waste Disp Rev Intrepid Technology & Res Proj (AMT) (Acquired 11/03/06, Cost $5,356,668) (a)(f)	7.000/3.750	11/01/24	4,355,328
5,850	Idaho Hlth Fac Auth Rev Vly Vista Care Corp Rfdg	6.125	11/15/37	5,223,933
4,090	Idaho Hlth Fac Auth Rev Vly Vista Care Corp Rfdg, Ser A	7.875	11/15/29	4,437,036

				14,016,297

	Illinois 8.3%
3,822	Antioch Vlg, IL Spl Svc Area No 1 Spl Tax Deercrest Proj	6.625	03/01/33	3,640,149
5,657	Antioch Vlg, IL Spl Svc Area No 2 Spl Tax Clublands Proj	6.625	03/01/33	5,085,303
4,432	Bolingbrook, IL Spl Svc Area No 01-1 (Prerefunded @ 7/01/11)	7.375	07/01/31	5,026,686
3,961	Bolingbrook, IL Spl Svc Area No 1 Spl Tax Augusta Vlg Proj (Prerefunded @ 3/01/32) (Acquired 11/13/02, Cost $3,961,000) (a)	6.750	03/01/32	4,471,890
1,990	Bolingbrook, IL Spl Svc Area No 1 Spl Tax Augusta Vlg Proj, Ser 2004 (Prerefunded @ 3/01/12)	6.250	03/01/32	2,214,253

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$3,923	Bolingbrook, IL Spl Svc Area No 3 Spl Tax Lakewood Ridge Proj (Prerefunded @ 3/01/11)	7.050%	03/01/31	$4,370,771
4,000	Bradley, IL Rev Tax Increment Bradley Common	6.100	01/01/27	3,754,320
129	Cary, IL Spl Tax Spl Svc Area No 1 Cambridge, Ser A (h)	7.500	03/01/10	135,419
872	Cary, IL Spl Tax Svc Area No 1 Cambridge, Ser A (Prerefunded @ 3/01/10)	7.625	03/01/30	955,337
10,000	Chicago, IL Brd Ed Dedicated, Ser B (FSA Insd) (b)	5.000	12/01/25	10,361,900
13,050	Chicago, IL Brd Ed Rfdg, Ser C (FSA Insd) (b)	5.000	12/01/32	13,248,120
1,750	Chicago, IL Increment Alloc Rev Diversey/Narragansett Proj	7.460	02/15/26	1,773,572
31,935	Chicago, IL Metro Wtr Reclamation Dist Gtr Chicago Unltd Tax Rfdg (b)	5.000	12/01/29	32,487,243
5,690	Chicago, IL Midway Arpt Rev, Ser 229 B (FSA Insd) (Acquired 9/19/01, Cost $5,889,111) (a)(c)(g)(i)	5.375	01/01/18	6,284,036
155	Chicago, IL Neighborhoods Alive (FGIC Insd) (Prerefunded @ 7/01/10)	6.000	01/01/28	167,203
14,000	Chicago, IL O’Hare Intl Arpt Rev, Ser A (FSA Insd) (b)	5.000	01/01/33	13,955,480
4,000	Chicago, IL Spl Assmt Lake Shore East Proj	6.750	12/01/32	4,016,600
900	Chicago, IL Tax Increment Alloc Read Dunning, Ser B (ACA Insd)	7.250	01/01/14	905,337

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$20,000	Cook County, IL Cap Impt, Ser B (MBIA Insd) (b)	5.000%	11/15/29	$20,286,300
4,936	Cortland, IL Spl Svc Area No 01 Spl Tax Neucort Lakes Proj (Prerefunded @ 3/01/12) (c)	6.875	03/01/32	5,664,011
2,500	Gilberts, IL Spl Svc Area No 19 Spl Tax, Ser 1	5.375	03/01/16	1,885,000
3,000	Gilberts, IL Spl Svc Area No 9 Spl Tax Big Timber Proj (Prerefunded @ 3/01/11)	7.750	03/01/27	3,434,700
2,500	Godfrey, IL Rev Utd Methodist Vlg, Ser A	5.875	11/15/29	1,857,000
2,960	Hampshire, IL Spl Svc Area No 16 Spl Tax Crown Dev Prairie Ridge Proj, Ser A	6.000	03/01/46	2,444,605
4,860	Hampshire, IL Spl Svc Area No 17 Spl Tax Crown Dev Oakstead Proj, Ser A	6.000	03/01/45	4,018,297
5,040	Hampshire, IL Spl Svc Area No 19 Spl Tax Crown Dev Prairie Ridge East, Ser A	6.000	03/01/46	4,162,435
3,250	Hoopeston, IL Hosp Cap Impt Rev Hoopeston Cmnty Mem Hosp Impt & Rfdg	6.550	11/15/29	2,962,927
2,595	Huntley, IL Increment Alloc Rev Huntley Redev Proj, Ser A	8.500	12/01/15	2,612,231
1,500	Illinois Fin Auth Rev Bd Antic Nt Tallgrass (d)	*	02/15/12	1,468,185
1,725	Illinois Fin Auth Rev Cent Baptist Vlg	5.375	11/15/39	1,383,916
4,425	Illinois Fin Auth Rev Christian Homes Inc Rfdg, Ser A	5.750	05/15/26	3,902,629

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$2,825	Illinois Fin Auth Rev Christian Homes Inc Rfdg, Ser A	5.750%	05/15/31	$2,421,646
10,000	Illinois Fin Auth Rev Clare at Wtr Tower Proj, Ser A	6.125	05/15/38	8,690,300
10,450	Illinois Fin Auth Rev Clare Oaks Proj, Ser A	6.000	11/15/39	9,183,669
2,000	Illinois Fin Auth Rev Clare Wtr Tower Proj, Ser A	6.000	05/15/25	1,859,320
1,630	Illinois Fin Auth Rev Cmnty Fac Clinic Altgeld Proj	8.000	11/15/16	1,631,826
27,500	Illinois Fin Auth Rev Elmhurst Mem, Ser A	5.625	01/01/37	26,609,275
4,500	Illinois Fin Auth Rev Fairview Oblig Grp Rfdg, Ser A	6.250	08/15/40	4,071,150
3,500	Illinois Fin Auth Rev Franciscan Cmnty Inc	5.500	05/15/37	2,911,475
3,000	Illinois Fin Auth Rev Franciscan Cmnty Inc, Ser A	5.500	05/15/27	2,626,170
2,500	Illinois Fin Auth Rev Franciscan Cmnty Saint Joseph, Ser A	6.000	05/15/34	2,210,175
2,670	Illinois Fin Auth Rev Kewanee Hosp Proj	5.000	08/15/26	2,225,525
6,750	Illinois Fin Auth Rev Landing at Plymouth Pl Proj, Ser A	6.000	05/15/37	5,922,382
5,000	Illinois Fin Auth Rev Luther Oaks Proj, Ser A	6.000	08/15/39	4,424,600
1,400	Illinois Fin Auth Rev Norwegian Amer Hosp Inc	7.625	09/15/28	1,401,008
2,100	Illinois Fin Auth Rev Norwegian Amer Hosp Inc	7.750	09/15/38	2,068,626
10,000	Illinois Fin Auth Rev Sherman Hlth Sys, Ser A	5.500	08/01/37	9,355,800

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$2,365	Illinois Hlth Fac Auth Rev Chestnut Square at Glen Proj, Ser A (c)	6.625%	08/15/24	$2,364,882
3,255	Illinois Hlth Fac Auth Rev Chestnut Square at Glen Proj, Ser A (c)	7.000	08/15/29	3,308,545
2,000	Illinois Hlth Fac Auth Rev Condell Med Ctr	5.500	05/15/32	1,830,780
1,250	Illinois Hlth Fac Auth Rev Covenant Retirement Cmnty	5.875	12/01/31	1,243,750
5,000	Illinois Hlth Fac Auth Rev Covenant Retirement Cmnty, Ser B	6.125	12/01/28	5,088,250
6,000	Illinois Hlth Fac Auth Rev Lutheran Sr Ministries Oblig, Ser A (Prerefunded @ 8/15/11)	7.375	08/15/31	6,864,180
750	Illinois Hlth Fac Auth Rev Rfdg, Ser A	6.200	08/15/23	711,967
3,375	Illinois Hlth Fac Auth Rev Rfdg, Ser A	6.400	08/15/33	3,178,710
2,650	Illinois Hlth Fac Auth Rev, Ser A	7.000	11/15/32	2,689,326
6,750	Illinois Hlth Fac Auth Rev St Benedict, Ser 2003A	6.900	11/15/33	5,117,175
22,800	Illinois St (MBIA Insd) (b)	5.000	09/01/28	23,298,066
6,439	Illinois St Real Estate Lease Ctf (ACA Insd) (Acquired 7/01/98, Cost $7,421,096) (a)	8.800	06/15/18	6,490,976
1,825	Lincolnshire, IL Spl Svc Area Sedgebrook Proj	6.250	03/01/34	1,732,691
1,405	Loves Pk, IL Rev Hoosier Care Proj, Ser A	7.125	06/01/34	1,397,076

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$2,178	Manhattan, IL No 04 -1 Brookstone Springs Proj	6.100%	03/01/35	$2,003,107
3,904	Minooka, IL Spl Assmt Impt Lakewood Trails Proj	6.625	03/01/33	3,918,250
1,890	Minooka, IL Spl Assmt Impt Lakewood Trails Unit 2 Proj	6.375	03/01/34	1,845,812
2,891	Minooka, IL Spl Assmt Impt Praire Ridge Proj	6.875	03/01/33	2,855,932
2,123	Montgomery, IL Spl Assmt Impt Lakewood Creek Proj (Prerefunded @ 3/01/11)	7.750	03/01/30	2,420,538
2,974	Pingree Grove, IL Spl Svc Area No 2 Spl Tax Cambridge Lakes Proj, Ser 05-2	6.000	03/01/35	2,642,102
2,244	Pingree Grove, IL Spl Svc Area No 7 Spl Tax Cambridge Lakes Proj, Ser 06-1	6.000	03/01/36	1,990,338
3,685	Pingree Grove Vlg, IL Rev Cambridge Lakes Learning Ctr	6.000	06/01/36	3,246,227
2,278	Plano, IL Spl Svc Area No 1 Lakewood Springs Proj, Ser A	6.200	03/01/34	2,200,275
3,800	Plano, IL Spl Svc Area No 6 Spl Tax Lakewood Springs Club Proj	5.800	03/01/37	3,250,520
4,999	Round Lake, IL Lakewood Grove Spl Svc Area No 4 Spl Tax (Prerefunded @ 3/01/13) (c)	6.750	03/01/33	5,768,546
3,686	Round Lake, IL Rev (Prerefunded @ 3/01/13)	6.700	03/01/33	4,245,977
3,210	Saint Charles, IL Spl Svc Area No 21 (c)	6.625	03/01/28	3,229,998

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$1,921	Volo Vlg, IL Spl Svc Area No 3 Symphony Meadows Proj, Ser 1	6.000%	03/01/36	$1,693,208
3,200	Wheeling, IL Tax Increment Rev N Milwaukee/Lake Cook TIF Proj	6.000	01/01/25	2,906,944
2,000	Yorkville, IL Utd City Business Dist Rev Storm Wtr Impt Proj	6.000	01/01/26	1,750,780
2,036	Yorkville, IL Utd City Spl Svc Area Spl Tax No 2003-100 Raintree Vlg Proj	6.875	03/01/33	2,091,685
2,743	Yorkville, IL Utd City Spl Svc Area Spl Tax No 2003-101 Windett Ridge Proj (Acquired 9/03/03, Cost $2,742,700) (a)	6.875	03/01/33	2,667,129
2,900	Yorkville, IL Utd City Spl Svc Area Spl Tax No 2006-113 Cannonball/Beecher	5.750	03/01/28	2,507,775
2,270	Yorkville, IL Utd City Spl Svc Area Spl Tax No 4 104 MPI Grade Res Proj	6.375	03/01/34	1,948,523
3,429	Yorkville, IL Utd City Spl Svc No 2005-108 Autumn Creek Proj	6.000	03/01/36	2,901,551

				379,950,393

	Indiana 1.8%
1,500	Anderson, IN Econ Dev Rev Anderson Univ Proj (Prerefunded @ 10/01/11)	6.375	10/01/26	1,658,745
950	Delaware Cnty, IN Redev Dist Tax Increment Rev	6.875	02/01/18	954,665
6,100	Indiana Hlth & Ed Fac Fin Auth Hosp Rev Cmnty Fndtn Northwest IN	5.500	03/01/37	5,362,937

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Indiana (continued)
$1,500	Indiana Hlth Fac Fin Auth H Cmnty Fndtn Northwest IN, Ser A	6.250%	03/01/25	$1,541,235
3,435	Indiana Hlth Fac Fin Auth Rev Franciscan Cmnty Rfdg, Ser A (c)	6.400	05/15/24	3,195,237
2,290	Indiana Hlth Fac Fin Auth Rev Hoosier Care Proj, Ser A	7.125	06/01/34	2,277,084
1,000	Indiana Hlth Fac Hosp Rev Cmnty Fndtn Northwest IN, Ser A	5.375	03/01/19	984,640
2,000	Indiana Hlth Fac Hosp Rev Cmnty Fndtn Northwest IN, Ser A	6.000	03/01/34	1,959,100
14,380	Indiana Muni Pwr Agy Pwr Supply Sys Rev, Ser A (BHAC Insd) (b)	5.000	01/01/26	14,725,474
15,130	Indiana Muni Pwr Agy Pwr Supply Sys Rev, Ser A (BHAC Insd) (b)	5.000	01/01/27	15,493,493
7,895	Indiana Muni Pwr Agy Pwr Supply Sys Rev, Ser A (BHAC Insd) (b)	5.000	01/01/28	8,084,674
7,650	Indianapolis, IN Arpt Auth Rev Spl Fac Fed Ex Corp Proj Rfdg (AGL Insd) (AMT)	5.100	01/15/17	7,188,782
3,000	North Manchester, IN Rev Peabody Retirement Cmnty Proj, Ser A	7.250	07/01/33	3,039,480
1,972	Portage, IN Spl Impt Dist Rev Marina Shores Proj	6.375	03/01/35	1,530,745
175	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (c)	*	12/30/10	146,760
135	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (c)	*	12/30/11	104,844

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Indiana (continued)
$130	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (c)	*	12/30/12	$93,506
130	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (c)	*	12/30/13	86,606
125	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (c)	*	12/30/14	77,135
125	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (c)	*	12/30/15	71,445
125	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (c)	*	12/30/16	66,175
1,165	Valparaiso, IN Econ Dev Rev First Mtg Whispering Pines Ctr (c)	7.750%	01/01/12	1,166,398
2,045	Valparaiso, IN Econ Dev Rev First Mtg Whispering Pines Ctr (c)	8.000	01/01/17	2,046,861
4,000	Vigo Cnty, IN Hosp Auth Rev Un Hosp Inc (d)	5.700	09/01/37	3,421,440
4,780	Vigo Cnty, IN Hosp Auth Rev Un Hosp Inc (d)	5.750	09/01/42	4,027,389
1,500	Vigo Cnty, IN Hosp Auth Rev Un Hosp Inc (d)	5.800	09/01/47	1,259,550
2,115	Whiting, IN Redev Dist Tax Increment Rev Std Ave Proj	5.350	01/15/27	1,832,690

				82,397,090

	Iowa 0.8%
1,400	Altoona, IA Urban Renewal Tax Increment Rev Annual Appropriation	6.000	06/01/28	1,403,948
3,500	Altoona, IA Urban Renewal Tax Increment Rev Annual Appropriation	6.000	06/01/39	3,394,615
3,850	Altoona, IA Urban Renewal Tax Increment Rev Annual Appropriation	6.000	06/01/43	3,724,798

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Iowa (continued)
$2,515	Black Hawk Cnty, IA Hlthcare Fac Rev Westn Home Proj, Ser B	6.625%	05/01/33	$2,357,662
1,000	Bremer Cnty, IA Hlthcare & Residential Fac Rev Proj Rfdg (Prerefunded @ 11/15/09)	7.250	11/15/29	1,067,900
2,245	Des Moines, IA Sr Hsg Rev Luther Pk Apts Inc Proj	6.250	12/01/34	2,053,681
615	Evansdale, IA Hlthcare Westn Home Proj (c)	6.000	11/01/39	540,505
5,600	Evansdale, IA Hlthcare Westn Home Proj, Ser A (c)	6.000	11/01/39	4,921,672
1,930	Iowa Fin Auth Hlthcare Fac Madrid Home Proj Rev	5.800	11/15/29	1,694,096
2,750	Iowa Fin Auth Hlthcare Fac Madrid Home Proj Rev	5.900	11/15/37	2,370,885
5,500	Jefferson Cnty, IA Hosp Rev Jefferson Cnty Hosp Proj, Ser C	5.950	08/01/37	5,004,725
1,500	Polk Cnty, IA Hlthcare Fac Rev Luther Pk Hlth Ctr Inc Proj	6.150	10/01/36	1,346,475
3,480	Polk Cnty, IA Hlthcare Fac Rev Luther Pk Hlth Ctr Inc, Ser C (c)	6.000	04/01/37	3,136,872
4,970	Polk Cnty, IA Hlthcare Fac Rev Lutheran Pk Hlth Ctr Rfdg, Ser A (c)	5.300	04/01/37	3,913,726
1,250	Scott Cnty, IA Rev Ridgecrest Vlg Rfdg	5.625	11/15/18	1,254,100

				38,185,660

	Kansas 0.4%
1,750	Lenexa, KS Hlthcare Fac Rev Lakeview Vlg Inc, Ser C (Prerefunded @ 5/15/12)	6.875	05/15/32	2,021,092

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Kansas (continued)
$2,800	Lenexa, KS Hlthcare Fac Rev Rfdg & Impt	5.375%	05/15/27	$2,479,484
2,250	Lenexa, KS Hlthcare Fac Rev Rfdg & Impt	5.500	05/15/39	1,983,150
1,500	Manhattan, KS Hlthcare Fac Rev Meadowlark Hills Retirement, Ser B	5.125	05/15/42	1,162,710
3,500	Neosho Cnty, KS Hosp Rev Rfdg, Ser A	5.150	09/01/31	2,975,000
1,000	Olathe, KS Sr Living Fac Rev Catholic Care Campus Inc, Ser A	6.000	11/15/26	944,410
4,500	Olathe, KS Sr Living Fac Rev Catholic Care Campus Inc, Ser A	6.000	11/15/38	4,037,625
3,000	Overland Pk, KS Dev Corp Rev First Tier Overland Pk, Ser A (Prerefunded @ 1/01/11)	7.375	01/01/32	3,345,300

				18,948,771

	Louisiana 1.6%
3,000	Colonial Pinnacle Cmnty Dev Dist	7.000	05/01/37	2,932,200
11,235	Lakeshore Vlg Master Cmnty Dev Dist LA Spl Assmt	5.250	07/01/17	10,095,209
3,155	Louisiana Loc Govt Environment Fac Cmnty Dev Auth Rev Eunice Student Hsg Fndtn Proj	7.375	09/01/33	2,304,412
3,852	Louisiana Loc Govt Environment Fac Cmnty Dev Auth Rev Hlthcare Saint James Pl Rfdg, Ser A (Prerefunded @ 11/01/09)	7.000	11/01/25	4,145,908
1,125	Louisiana Loc Govt Environment Fac Sr Air Cargo (AMT)	6.650	01/01/25	1,091,137

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Louisiana (continued)
$13,650	Louisiana Pub Fac Auth Hosp Rev Lake Charles Mem Hosp Rfdg (d)	6.375%	12/01/34	$12,859,938
26,000	Louisiana Pub Fac Auth Rev Christus Hlth Sub, Ser C-2 (AMBAC Insd) (g) (j)	6.500	07/01/41	26,000,000
1,450	Louisiana Pub Fac Auth Rev Hlth Fac Glen Retirement, Ser A	6.700	12/01/25	1,456,467
1,000	Louisiana Pub Fac Auth Rev Progressive Hlthcare	6.375	10/01/20	936,740
1,000	Louisiana Pub Fac Auth Rev Progressive Hlthcare	6.375	10/01/28	909,760
3,000	Louisiana St Hlth Ed Auth Lambeth House Proj Rfdg, Ser A	6.200	01/01/28	2,859,270
9,500	Saint John Baptist Parish, LA Rev Marathon Oil Corp, Ser A	5.125	06/01/37	8,210,280
2,000	Saint Tammany, LA Pub Trust Fin Auth Rev Christwood Proj Rfdg	5.700	11/15/28	1,771,380

				75,572,701

	Maine 0.2%
2,000	Maine Hlth & Higher Ed Fac Piper Shores, Ser A (Prerefunded @ 1/01/09)	7.550	01/01/29	2,036,820
8,050	Rumford, ME Solid Waste Disp Rev Boise Cascade Corp Proj Rfdg (AMT)	6.875	10/01/26	7,619,325

				9,656,145

	Maryland 2.1%
1,841	Anne Arundel Cnty, MD Spl Tax Farmington Vlg Proj, Ser A	6.250	06/01/25	1,844,258
7,000	Baltimore, MD Spl Oblig, Ser A	7.000	09/01/38	6,799,520

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Maryland (continued)
$13,600	Brunswick, MD Spl Oblg Brunswick Crossing Spl Taxing	5.500%	07/01/36	$10,966,224
1,500	Frederick Cnty, MD Spl Oblig Urbana Cmnty Dev Auth	6.625	07/01/25	1,505,535
6,000	Frederick Cnty, MD Spl Oblig Urbana Cmnty Dev Auth, Ser A	5.950	07/01/30	5,627,220
945	Maryland St Cmnty Dev Admin Residential, Ser B (AMT)	5.450	09/01/32	963,645
6,575	Maryland St Econ Dev Corp Air Cargo BW II LLC Rfdg (AMT)	6.500	07/01/24	5,908,887
1,440	Maryland St Econ Dev Corp Air Cargo BW II LLC Rfdg (AMT)	7.340	07/01/24	1,397,923
2,850	Maryland St Econ Dev Corp MD Golf Course Sys (Prerefunded @ 6/01/11)	8.250	06/01/28	3,273,852
5,000	Maryland St Econ Dev Corp Rev Sr Lien Chesapeake Bay Rfdg, Ser A	5.000	12/01/31	3,746,150
2,000	Maryland St Hlth & Higher Ed Collington Episcopal (Prerefunded @ 4/01/11)	6.750	04/01/23	2,222,220
1,300	Maryland St Hlth & Higher Ed Fac Auth Rev	5.300	01/01/37	1,033,747
3,320	Maryland St Hlth & Higher Ed Fac Auth Rev King Farm Presbyterian Cmnty, Ser A	5.250	01/01/27	2,791,058
20,845	Maryland St Hlth & Higher Ed Fac Auth Rev Medstar Hlth (BHAC Insd) (b)	5.250	05/15/46	20,875,580
6,500	Maryland St Hlth & Higher Ed Fac Auth Rev Mercy Med Ctr, Ser A	5.500	07/01/42	6,106,815

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Maryland (continued)
$5,000	Maryland St Hlth & Higher Ed Fac Auth Rev Washington Cnty Hosp	6.000%	01/01/43	$5,016,150
1,400	Maryland St Hlth & Higher Ed Medstar Hlth Rfdg	5.375	08/15/24	1,408,400
165	Montgomery Cnty, MD Econ Dev Rev Editorial Proj In Ed, Ser A (Acquired 9/28/98, Cost $165,000) (a)(c)	6.250	09/01/08	164,957
3,730	Montgomery Cnty, MD Econ Dev Rev Editorial Proj in Ed, Ser A (Acquired 9/28/98, Cost $3,730,000) (a)	6.400	09/01/28	2,865,759
1,320	Montgomery Cnty, MD Spl Oblig West Germantown Dev Dist, Ser B (c)	6.700	07/01/27	1,332,725
4,000	Prince Georges Cnty, MD Spl Oblig Woodview Vlg Phase II Subdist (Prerefunded @ 7/01/12)	7.000	07/01/32	4,678,360
4,000	Salisbury, MD Spl Oblig Vlg At Aydelotte Farm Proj	5.250	01/01/37	3,099,680
1,000	Westminster, MD Econ Dev Carroll Lutheran Vlg, Ser A	6.000	05/01/24	967,870
1,500	Westminster, MD Econ Dev Carroll Lutheran Vlg, Ser A	6.250	05/01/34	1,446,060

				96,042,595

	Massachusetts 5.1%
1,620	Boston, MA Indl Dev Fin Auth First Mtg Springhouse Inc Rfdg	5.875	07/01/18	1,538,854

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (continued)
$4,750	Boston, MA Indl Dev Fin Auth First Mtg Springhouse Inc Rfdg	6.000%	07/01/28	$4,341,357
5,600	Massachusetts St College Bldg Auth Proj Rev, Ser A (AGL Insd) (b)	5.000	05/01/33	5,583,350
14,575	Massachusetts St College Bldg Auth Proj Rev, Ser A (AGL Insd) (b)	5.000	05/01/38	14,531,665
1,500	Massachusetts St Dev Fin Agy Briarwood, Ser B (Prerefunded @ 12/01/10) (c)	8.000	12/01/18	1,696,245
2,500	Massachusetts St Dev Fin Agy Briarwood, Ser B (Prerefunded @ 12/01/10)	8.000	12/01/22	2,827,075
6,000	Massachusetts St Dev Fin Agy Criterion Child Enrichment (c)	6.750	01/01/34	6,089,220
900	Massachusetts St Dev Fin Agy Dimock Cmnty Hlth Ctr (c)	6.250	12/01/13	870,273
7,565	Massachusetts St Dev Fin Agy Dimock Cmnty Hlth Ctr (c)	6.750	12/01/33	7,568,480
2,000	Massachusetts St Dev Fin Agy First Mtg Loomis Cmnty Proj, Ser A	6.900	03/01/32	2,083,140
850	Massachusetts St Dev Fin Agy First Mtg Overlook Cmnty, Ser A	6.125	07/01/24	791,826
2,115	Massachusetts St Dev Fin Agy Lexington Montessori Sch Issue (Acquired 7/30/99, Cost $2,115,000) (a)(c)	6.625	08/01/29	2,137,821

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (continued)
$595	Massachusetts St Dev Fin Agy MCHSP Human Svc Providers, Ser A	6.750%	07/01/18	$600,950
220	Massachusetts St Dev Fin Agy MCHSP Human Svc Providers, Ser A (c)(h)	7.500	07/01/10	234,516
5,865	Massachusetts St Dev Fin Agy Regis College	5.500	10/01/28	4,903,961
710	Massachusetts St Dev Fin Agy Rev Boston Architectural Ctr (ACA Insd)	6.100	09/01/18	713,252
1,445	Massachusetts St Dev Fin Agy Rev Boston Architectural Ctr (ACA Insd)	6.250	09/01/28	1,423,123
1,685	Massachusetts St Dev Fin Agy Rev Developmental Disabilities Inc (Prerefunded @ 6/01/13) (c)	6.750	06/01/20	1,880,494
4,620	Massachusetts St Dev Fin Agy Rev First Mtg Overlook Cmnty, Ser A	6.250	07/01/34	4,254,466
1,500	Massachusetts St Dev Fin Agy Rev Hampshire College	5.700	10/01/34	1,475,910
4,500	Massachusetts St Dev Fin Agy Rev Hillcrest Ed Ctr Inc	6.375	07/01/29	4,316,040
4,700	Massachusetts St Dev Fin Agy Rev Hlthcare Fac Alliance, Ser A	7.100	07/01/32	4,740,655
1,025	Massachusetts St Dev Fin Agy Rev MCHSP Human Svc Providers, Ser A (Prerefunded @ 7/01/10)	8.000	07/01/20	1,138,498

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (continued)
$2,305	Massachusetts St Dev Fin Agy Rev MCHSP Human Svc Providers, Ser C (c)	7.750%	07/01/30	$2,376,593
4,860	Massachusetts St Dev Fin Agy Rev New England Ctr For Children	6.000	11/01/19	4,677,896
6,940	Massachusetts St Dev Fin Agy Rev Rfdg First Mtg Reeds Accd Invt	5.750	10/01/31	5,651,658
2,870	Massachusetts St Dev Fin Agy Rev Whitney Academy Issue (c)	7.500	09/01/30	2,994,816
720	Massachusetts St Hlth & Ed Baystate Fac Auth Rev Med Ctr, Ser F	5.500	07/01/22	728,496
2,500	Massachusetts St Hlth & Ed Caritas Christi Oblig Grp, Ser A	5.750	07/01/28	2,370,975
9,845	Massachusetts St Hlth & Ed Caritas Christi Oblig Grp, Ser B	6.250	07/01/22	9,968,653
5,000	Massachusetts St Hlth & Ed Fac Auth Rev Caritas Christi Oblig Grp, Ser B	6.750	07/01/16	5,285,750
9,960	Massachusetts St Hlth & Ed Fac Auth Rev Christopher House Rfdg, Ser A	6.875	01/01/29	9,964,582
6,800	Massachusetts St Hlth & Ed Fac Auth Rev Civic Invt, Ser B (Prerefunded @ 12/15/12)	9.150	12/15/23	8,550,184
3,610	Massachusetts St Hlth & Ed Fac Auth Rev Jordan Hosp, Ser D	5.250	10/01/23	3,187,919

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (continued)
$1,465	Massachusetts St Hlth & Ed Fac Auth Rev Jordan Hosp, Ser D	5.375%	10/01/28	$1,237,310
6,750	Massachusetts St Hlth & Ed Fac Auth Rev Jordan Hosp, Ser E	6.750	10/01/33	6,709,095
7,490	Massachusetts St Hlth & Ed Fac Auth Rev Lasell College, Ser A (c)	5.625	07/01/29	6,633,968
2,754	Massachusetts St Hlth & Ed Fac Auth Rev Nichols College Issue, Ser C	6.000	10/01/17	2,810,870
4,400	Massachusetts St Hlth & Ed Fac Auth Rev Nichols College Issue, Ser C	6.125	10/01/29	4,389,396
1,000	Massachusetts St Hlth & Ed Fac Auth Rev Northn Berkshire Hlth, Ser B	6.250	07/01/24	972,510
3,005	Massachusetts St Hlth & Ed Fac Auth Rev Northn Berkshire Hlth, Ser B	6.375	07/01/34	2,867,040
4,015	Massachusetts St Hlth & Ed Fac Auth Rev Quincy Med Ctr, Ser A	5.850	01/15/18	3,923,097
7,500	Massachusetts St Hlth & Ed Fac Auth Rev Quincy Med Ctr, Ser A	6.250	01/15/28	7,151,625
13,550	Massachusetts St Hlth & Ed Fac Auth Rev Univ MA Mem Issue, Ser D	5.000	07/01/33	11,850,152
75	Massachusetts St Hlth & Ed Partn Hlthcare Sys, Ser C	5.750	07/01/32	76,295
7,330	Massachusetts St Hlth & Ed Saint Mem Med Ctr, Ser A	6.000	10/01/23	6,909,918

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (continued)
$600	Massachusetts St Indl Fin Agy Rev First Mtg GF/Pilgrim Inc Proj	6.500%	10/01/15	$546,972
2,000	Massachusetts St Indl Fin Agy Rev First Mtg GF/Pilgrim Inc Proj	6.750	10/01/28	1,740,320
1,155	Massachusetts St Indl Fin Agy Rev First Mtg Stone Inst & Newton	7.700	01/01/14	1,155,947
2,130	Massachusetts St Indl Fin Agy Rev Montserrat College Art Issue (Acquired 12/23/97, Cost $2,130,000) (a) (c)	7.000	12/01/27	2,141,758
41,020	Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev, Ser A (FSA Insd) (b)	5.000	08/15/30	41,840,195

				234,455,161

	Michigan 3.9%
2,000	Advanced Technology Academy Pub Sch Academy MI Rev	6.000	11/01/28	1,973,340
1,930	Advanced Technology Academy Pub Sch Academy MI Rev	6.000	11/01/37	1,856,679
1,000	Chelsea, MI Econ Dev Corp Rev Utd Methodist Retirement Rfdg	5.400	11/15/18	1,003,170
3,715	Chelsea, MI Econ Dev Corp Rev Utd Methodist Retirement Rfdg	5.400	11/15/27	3,560,865
2,540	Conner Creek Academy East Mich Pub Sch Academy Rev Rfdg	5.000	11/01/26	2,114,398
2,250	Conner Creek Academy East Mich Pub Sch Academy Rev Rfdg	5.250	11/01/31	1,846,935

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Michigan (continued)
$21,015	Detroit, MI Sew Disp Rev Sr Lien Rfdg Rmkt, Ser C2 (FGIC Insd) (b)	5.250%	07/01/29	$21,681,806
13,670	Flint, MI Hosp Bldg Auth Rev Hurley Med Ctr Rfdg	6.000	07/01/20	13,115,545
1,500	Gaylord, MI Hosp Fin Auth Ltd Otsego Mem Hosp Rfdg	6.500	01/01/37	1,414,065
1,590	Grand Blanc Academy, MI Ctf Pt	7.750	02/01/30	1,606,377
3,000	Iron River, MI Hosp Fin Auth Hosp Rev Iron Cnty Cmnty Hosp Rfdg	6.500	05/15/33	2,932,950
3,380	Iron River, MI Hosp Fin Auth Hosp Rev Iron Cnty Cmnty Hosp Rfdg	6.500	05/15/40	3,233,545
2,845	John Tollfree Hlth Sys Corp Rfdg	6.000	09/15/23	2,734,671
3,000	Kalamazoo, MI Econ Dev Corp Rev Heritage, Ser A (Prerefunded @ 5/15/10)	7.250	05/15/25	3,294,900
1,980	Kalamazoo, MI Econ Dev Corp Rev Oblig Heritage Cmnty Rfdg	5.375	05/15/27	1,681,178
2,000	Kalamazoo, MI Econ Dev Corp Rev Oblig Heritage Cmnty Rfdg	5.500	05/15/36	1,635,920
1,950	Kent Hosp Fin Auth MI Rev Metro Hosp Proj, Ser A	5.250	07/01/30	1,665,553
1,500	Kent Hosp Fin Auth MI Rev Metro Hosp Proj, Ser A	6.250	07/01/40	1,463,445
2,750	Kentwood, MI Econ Dev Ltd Oblig Holland Home, Ser A	5.375	11/15/36	2,425,967

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Michigan (continued)
$4,250	Macomb Cnty, MI Hosp Fin Auth Hosp Rev Mt Clemens Gen Hosp, Ser B (Prerefunded @ 11/15/13)	5.750%	11/15/25	$4,762,890
9,725	Macomb Cnty, MI Hosp Fin Auth Hosp Rev Mt Clemens Gen Hosp, Ser B (Prerefunded @ 11/15/13)	5.875	11/15/34	10,956,574
27,470	Michigan St Hosp Fin Auth Rev Henry Ford Health Sys Rfdg	5.250	11/15/46	25,226,250
2,095	Michigan St Hosp Fin Auth Rev Hosp Cent MI Cmnty Hosp	6.250	10/01/27	2,095,524
5,000	Michigan St Hosp Fin Auth Rev Hosp Oakwood Oblig Group, Ser A	5.750	04/01/32	5,023,300
1,210	Michigan St Hosp Fin Auth Rev Hosp Pontiac Osteopathic Rfdg, Ser A	6.000	02/01/14	1,211,174
7,315	Michigan St Hosp Fin Auth Rev Hosp Pontiac Osteopathic Rfdg, Ser A	6.000	02/01/24	7,322,096
1,750	Michigan St Hosp Fin Auth Rev Presbyterian Vlg Rfdg	5.500	11/15/35	1,453,567
3,000	Michigan St Strategic Fd Ltd Detroit Edison Poll Ctl Rfdg, Ser B (AMT)	5.650	09/01/29	2,797,680
4,140	Michigan St Strategic Fd Ltd Oblig Rev Detroit Edison Co Proj Rfdg, Ser A (XLCA Insd) (AMT)	5.500	06/01/30	3,718,631
3,540	Michigan St Strategic Fd Solid Genesee Pwr Stad Proj Rfdg (AMT)	7.500	01/01/21	3,418,578

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Michigan (continued)
$4,500	Pontiac, MI Hosp Fin Auth Hosp Rev NOMC Oblig Group (k)	6.000%	08/01/23	$299,250
3,000	Star Intl Academy MI Ctf Partn	8.000	03/01/33	3,114,270
5,140	Wayne Cnty, MI Arpt Auth Rev Detroit Met Arpt Jr Lien (FSA Insd) (AMT) (c)	5.000	12/01/20	5,015,458
5,000	Wayne Cnty, MI Arpt Auth Rev Detroit Met Arpt Jr Lien (FSA Insd) (AMT) (c)	5.000	12/01/21	4,839,550
6,500	Wenonah Pk Ppty Inc Bay City Hotel Rev Bd	7.500	04/01/33	3,964,480
3,485	Wenonah Pk Ppty Inc Bay City Hotel Rev Bd (c)	7.875	04/01/22	2,172,932
17,500	Western Michigan Univ Rev Gen (FSA Insd) (b)	5.000	11/15/28	17,945,736

				176,579,249

	Minnesota 4.0%
5,000	Aitkin, MN Hlth Fac Rev Riverwood Hlthcare Ctr Proj (Prerefunded @ 2/01/11)	7.750	02/01/31	5,636,650
3,515	Albertville, MN Multi-Family Rev Hsg Grp For Affordable Hsg Rfdg (c)	5.550	09/01/42	3,027,751
2,000	Annandale, MN Econ Dev Auth Sr Hsg & Hlthcare Rev Annandale Care Ctr Proj, Ser A	5.900	11/01/37	1,825,560
2,450	Baytown Twp, MN Lease Rev St Croix Prep Academy, Ser A	6.750	08/01/28	2,423,393
1,500	Baytown Twp, MN Lease Rev St Croix Prep Academy, Ser A	7.000	08/01/38	1,495,215
1,655	Buffalo, MN Hlthcare Rev Cent MN Sr Hsg Proj Rfdg, Ser A	5.375	09/01/26	1,497,643

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Minnesota (continued)
$2,000	Buffalo, MN Hlthcare Rev Cent MN Sr Hsg Proj Rfdg, Ser A	5.500%	09/01/33	$1,751,120
2,460	Cambridge, MN Hsg & Hlthcare Fac Rev Grandview West Proj, Ser A	6.000	10/01/28	2,272,474
2,000	Cambridge, MN Hsg & Hlthcare Fac Rev Grandview West Proj, Ser B	6.000	10/01/33	1,794,180
1,300	Carlton, MN Hlth & Hsg Fac Inter Faith Social Svc Inc Proj (Prerefunded @ 4/01/10)	7.500	04/01/19	1,418,274
2,250	Carlton, MN Hlth & Hsg Fac Inter Faith Social Svc Inc Proj (Prerefunded @ 4/01/10)	7.750	04/01/29	2,477,385
2,700	Carlton, MN Hlth & Hsg Inter Faith Care Ctr Proj Rfdg	5.700	04/01/36	2,372,949
3,500	Columbia Heights, MN Multi-Family & Hlthcare Fac Rev Crest View Corp Proj Rfdg, Ser A	5.700	07/01/42	3,103,205
3,000	Coon Rapids, MN Sr Hsg Rev Epiphany Sr Ctzn Proj Rfdg	6.000	11/01/28	2,850,150
4,500	Cuyuna, MN Sr Hsg Rev Crosby Sr Svcs Proj, Ser B	6.100	10/01/47	4,059,675
1,365	Dakota Cnty, MN Cmnty Dev Agy Multi-Family Hsg Rev Com Marice Proj Rfdg, Ser A	5.000	11/01/22	1,205,418
7,000	Dakota Cnty, MN Cmnty Dev Agy Multi-Family Hsg Rev Com Marice Proj Rfdg, Ser A	5.000	05/01/42	5,397,420
11,200	Dakota Cnty, MN Cmnty Dev Agy Multi-Family Hsg Rev Highview Hills Sr Hsg Proj, Ser A (l)	7.000	08/01/45	11,218,928

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Minnesota (continued)
$3,355	Dakota Cnty, MN Cmnty Dev Agy Multi-Family Hsg Rev River Heights Assisted Rfdg, Ser A (c)	5.375%	05/01/40	$2,646,357
840	Detroit Lakes, MN Hsg & Hlth CDL Homes Proj, Ser B	6.000	08/01/24	803,074
1,435	Detroit Lakes, MN Hsg & Hlth CDL Homes Proj, Ser B	6.125	08/01/34	1,337,721
2,500	Duluth, MN Econ Dev Auth Hlthcare Fac Rev Saint Luke’s Hosp	7.250	06/15/22	2,631,675
5,630	Duluth, MN Econ Dev Auth Hlthcare Fac Rev Saint Luke’s Hosp	7.250	06/15/32	5,857,508
1,000	Edina, MN Hlthcare Fac Rev VOA Care Ctr MN Proj, Ser A	6.625	12/01/30	998,130
1,500	Falcon Heights, MN Lease Rev Kaleidoscope Charter Sch, Ser A	6.000	11/01/37	1,330,365
2,500	Glencoe, MN Hlthcare Fac Rev (Prerefunded @ 4/01/11)	7.500	04/01/31	2,820,350
1,900	Inver Grove Heights, MN Presbyterian Homes Care Rfdg	5.375	10/01/26	1,815,697
1,000	Inver Grove Heights, MN Presbyterian Homes Care Rfdg	5.500	10/01/41	921,010
3,000	Lake Crystal, MN Hsg Rev Ecumen Second Centy Rfdg	5.700	09/01/36	2,704,740
555	Lake Crystal, MN Hsg Rev Ecumen Second Centy Rfdg, Ser A	5.550	09/01/26	517,898
625	Marshall, MN Med Ctr Gross Rev Weiner Mem Med Ctr Proj, Ser A	6.000	11/01/28	637,494

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Minnesota (continued)
$800	Minneapolis & Saint Paul, MN Hsg & Redev Auth Hlthcare Hlth Partn Oblig Grp Proj	5.875%	12/01/29	$796,840
5,475	Minneapolis, MN Hsg & Hlthcare Fac Rev Providence Proj Rfdg, Ser A	5.625	10/01/27	4,865,797
4,345	Minneapolis, MN Hsg & Hlthcare Fac Rev Providence Proj Rfdg, Ser A	5.750	10/01/37	3,816,691
315	Minneapolis, MN Multi-Family Rev Hsg Belmont Apt Proj (AMT)	7.250	11/01/16	315,126
1,320	Minneapolis, MN Multi-Family Rev Hsg Belmont Apt Proj (AMT)	7.625	11/01/27	1,320,119
2,050	Minneapolis, MN Rev Walker Methodist Sr Svcs, Ser A	5.875	11/15/18	1,938,418
4,950	Minneapolis, MN Rev Walker Methodist Sr Svcs, Ser A	6.000	11/15/28	4,328,973
900	Minnesota Agric & Econ Dev Brd Rev Hlthcare Benedictine Proj, Ser A	5.500	08/01/23	830,547
875	Minnesota Agric & Econ Dev Brd Rev Hlthcare Benedictine Proj, Ser A	5.750	02/01/30	797,282
1,060	Minnesota Agric & Econ Dev Evangelical	6.625	08/01/25	1,106,407
940	Minnesota Agric & Econ Dev Evangelical (Prerefunded @ 8/01/10)	6.625	08/01/25	1,035,457
3,500	Moorhead, MN Sr Hsg Rev Sheyenne Crossing Proj	5.650	04/01/41	3,037,930
875	New Ulm, MN Econ Dev Auth Hsg Fac Rev HADC Ridgeway Proj Rfdg, Ser A (GTY AGMT)	5.750	06/01/28	822,351

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Minnesota (continued)
$2,150	New Ulm, MN Econ Dev Auth Hsg Fac Rev HADC Ridgeway Proj Rfdg, Ser A (GTY AGMT)	6.000%	06/01/41	$2,025,450
5,000	North Oaks, MN Sr Hsg Rev Presbyterian Homes North Oaks	6.500	10/01/47	5,001,300
2,500	Northwest, MN Multi-Cnty Pooled Hsg Prog Rfdg, Ser A	6.250	07/01/40	2,391,900
2,000	Oakdale, MN Rev Sr Hsg Oak Meadows Proj Rfdg	6.250	04/01/34	1,909,180
4,700	Orono, MN Hsg Rev Rfdg Sr Orono Woods Apt, Ser A	5.400	11/01/41	3,957,823
6,300	Oronoco, MN Multi-Family Hsg Rev Wedum Shorewood Campus Proj Rfdg	5.400	06/01/41	5,368,104
1,425	Ramsey, MN Lease Rev Pact Charter Sch Proj, Ser A	6.750	12/01/33	1,423,090
2,000	Saint Cloud, MN Hsg & Redev Auth Sterling Heights Apts Proj (AMT)	7.450	10/01/32	1,965,780
4,000	Saint Paul, MN Hsg & Redev Auth Cmnty Peace Academy Proj, Ser A	5.000	12/01/36	3,315,000
2,420	Saint Paul, MN Hsg & Redev Auth Higher Ground Academy Rfdg, Ser A	6.875	12/01/33	2,395,897
2,415	Saint Paul, MN Hsg & Redev Auth Hope Cmnty Academy Proj, Ser A	6.750	12/01/33	2,420,434
8,500	Saint Paul, MN Hsg & Redev Auth Hosp Rev Hlth East Proj	6.000	11/15/30	8,411,685

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Minnesota (continued)
$3,500	Saint Paul, MN Hsg & Redev Auth Lease Rev New Spirit Schs Proj, Ser A	7.500%	12/01/31	$3,596,670
1,600	Saint Paul, MN Hsg & Redev Auth LSE Rev Achieve Language Academy Rfdg, Ser A	7.000	12/01/32	1,610,560
4,035	Saint Paul, MN Hsg & Redev Auth Model Cities Hlth Ctr, Ser A (c)	7.250	11/01/26	4,118,686
3,000	Saint Paul, MN Hsg & Redev Auth Multi-Family Hsg Rev Marian Ctr Proj Rfdg, Ser A	5.375	05/01/43	2,432,880
2,000	Saint Paul, MN Hsg & Redev Auth Rossy & Richard Shaller, Ser A	5.250	10/01/42	1,629,780
2,000	Saint Paul, MN Hsg & Redev Cmnty of Peace Academy Proj, Ser A (Prerefunded @ 12/01/10)	7.875	12/01/30	2,272,520
1,700	Saint Paul, MN Port Auth Lease Rev Hltheast Midway Campus 03, Ser A	5.750	05/01/25	1,632,969
1,000	Saint Paul, MN Port Auth Lease Rev Hltheast Midway Campus 03, Ser B	6.000	05/01/30	967,560
4,000	Vadnais Heights, MN Lease Rev Agric & Food Sciences, Ser A	6.600	12/01/34	3,734,560
4,625	Vadnais Heights, MN Multi-Family Rev Hsg Cottages Vadnais Heights Rfdg (AMT)	7.000	12/01/31	4,679,390
1,650	Victoria, MN Private Sch Fac Holy Family Catholic High Sch, Ser A	5.850	09/01/24	1,560,719

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Minnesota (continued)
$4,500	Victoria, MN Private Sch Fac Holy Family Catholic High Sch, Ser A	5.875%	09/01/29	$4,110,615
4,775	Washington Cnty, MN Hsg & Redev Auth Hosp Fac Rev Hltheast Proj	5.500	11/15/27	4,455,457
1,450	Winona, MN Hlthcare Winona Hlth, Ser A	6.000	07/01/34	1,454,104

				184,703,460

	Mississippi 0.7%
995	Mississippi Bus Fin Corp, Ser 2004 (AMT)	7.250	07/01/34	943,897
9,920	Mississippi Bus Fin Corp Sys Energy Res Inc Proj	5.875	04/01/22	9,621,706
5,050	Mississippi Dev Bank Spl Oblig Diamond Lakes Util Rfdg, Ser A	6.250	12/01/17	4,931,779
4,600	Mississippi Home Corp Rev Cleveland Personal Care, Ser 6A (AMT) (c)	6.250	12/01/35	4,231,632
4,000	Mississippi Home Corp Rev Grove Apts Proj, Ser 1 (AMT)	6.250	04/01/37	3,462,240
5,000	Mississippi Home Corp Rev Kirkwood Apts Proj (AMT)	6.800	11/01/37	4,660,000
3,615	Mississippi Hosp Equip & Fac & Impt Hosp South Cent Rfdg	5.250	12/01/31	3,332,705
1,000	Mississippi Hosp Equip & Fac Auth Rev Impt Hosp S W MS Med Rfdg	5.750	04/01/23	999,740
2,000	Mississippi Hosp Equip & Fac Auth Rev Impt Hosp S W MS Med Rfdg	5.750	04/01/29	1,945,820

				34,129,519

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri 2.5%
$1,000	370 Missouri Bottom Rd Taussig Rd Trans Dev Dist	7.000%	05/01/22	$1,042,790
4,750	370 Missouri Bottom Rd Taussig Rd Trans Dev Dist	7.200	05/01/33	4,884,805
3,600	Ballwin, MO Tax Increment Rev Impt Ballwin Town Ctr Rfdg, Ser A	6.500	10/01/22	3,624,444
12,550	Branson, MO Regl Arpt Trans Dev Dist Arpt Rev, Ser B (AMT)	6.000	07/01/37	10,146,047
3,000	Bridgeton, MO Indl Dev Auth Sr Hsg Rev Sarah Cmnty Proj	5.900	05/01/28	2,720,910
245	Cape Girardeau Cnty, MO Indl Southeast MO Hosp Assoc	5.750	06/01/32	233,581
30	Cape Girardeau Cnty, MO Indl Southeast MO Hosp Assoc (Prerefunded @ 6/01/12)	5.750	06/01/32	33,127
1,500	Carthage, MO Hosp Rev	5.875	04/01/30	1,298,475
5,755	Carthage, MO Hosp Rev	6.000	04/01/38	4,910,569
3,000	Chesterfield, MO Indl Dev Auth Sr Living Fac Rev Willows at Brooking Pk Proj, Ser A (Prerefunded @ 6/01/10)	6.625	12/01/31	3,219,420
3,190	Dardenne Town Square, MO Trans Dev Dist Sales Tax, Ser A	5.000	05/01/36	2,321,331
2,390	Ellisville, MO Indl Dev Auth Indl Dev Rev Gambrill Gardens Phase I Proj, Ser A (c)	6.750	04/01/33	2,389,809
2,755	Ellisville, MO Indl Dev Auth Rev Gambrill Gardens Proj Impt & Rfdg	6.200	06/01/29	2,585,871

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri (continued)
$965	Fenton, MO Tax Increment Rev & Impt Gravois Bluffs Proj Rfdg (Prerefunded @ 10/01/11)	7.000%	10/01/21	$1,098,971
3,640	Fenton, MO Tax Increment Rev & Impt Gravois Bluffs Proj Rfdg (Prerefunded @ 10/01/12)	6.125	10/01/21	4,098,422
1,205	Ferguson, MO Tax Increment Rev Crossings at Halls Ferry Proj	5.000	04/01/17	1,136,942
3,610	Good Shepard Nursing Home Dist MO Nursing Home Fac Rev Rfdg	5.900	08/15/23	3,432,749
3,000	Joplin, MO Indl Dev Auth Hlth Fac Rev Freeman Hlth Sys Proj	5.500	02/15/29	2,951,100
1,500	Joplin, MO Indl Dev Auth Hlth Fac Rev Freeman Hlth Sys Proj	5.750	02/15/35	1,483,875
3,000	Kansas City, MO Indl Dev Auth First Mtg Bishop Spencer, Ser A	6.250	01/01/24	2,877,030
4,000	Kansas City, MO Indl Dev Auth First Mtg Bishop Spencer, Ser A	6.500	01/01/35	3,804,160
430	Kansas City, MO Indl Dev Auth Multi-Family Hsg Rev Brentwood Manor Apt Proj, Ser A (AMT) (c)	6.950	04/15/15	454,312
1,460	Kansas City, MO Indl Dev Auth Multi-Family Hsg Rev Brentwood Manor Apt Proj, Ser B (AMT)	7.250	10/15/38	1,482,513
230	Kansas City, MO Indl Dev Auth Multi-Family Hsg Rev Walnut Grove Apt Proj, Ser B (AMT) (c)	7.550	06/15/12	243,724

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri (continued)
$990	Kansas City, MO Indl Dev Auth Multi-Family Hsg Rev Walnut Grove Apt Proj, Ser B (AMT) (c)	7.550%	06/15/22	$1,034,966
3,430	Kansas City, MO Indl Dev Auth Multi-Family Hsg Rev Walnut Grove Apt Proj, Ser B (AMT) (c)	7.550	06/15/35	3,560,203
2,000	Kansas City, MO Indl Dev Plaza Lib Proj	5.900	03/01/24	1,884,780
935	Kansas City, MO Multi-Family Hsg Rev Northwoods Apts Proj, Ser A (AMT)	6.450	05/01/40	922,349
1,000	Missouri St Dev Fin Brd Fac Branson Landing Proj, Ser A	5.500	12/01/24	953,930
1,500	Missouri St Dev Fin Brd Fac Branson Landing Proj, Ser A	5.625	12/01/28	1,411,815
3,760	Missouri St Dev Fin Brd Infrastructure Fac Rev Branson Landing Proj, Ser A	5.000	06/01/35	3,171,823
5,000	Nevada, MO Hosp Rev Nevada Regl Med Ctr (Prerefunded @ 10/01/11)	6.750	10/01/31	5,673,250
3,180	Osage Beach, MO Tax Increment Prewitts Point Proj	6.750	05/01/23	3,227,954
5,500	Saint Joseph, MO Indl Dev Auth Hlthcare Rev Living Cmnty Saint Joseph Proj	7.000	08/15/32	5,280,110
8,000	Saint Louis Cnty, MO Indl Dev Auth Hlth Fac Rev Ranken Jordan Proj, Ser A (Prerefunded @ 11/15/13)	6.625	11/15/35	9,328,000

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri (continued)
$2,000	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Saint Andrews Res for Srs, Ser A	6.375%	12/01/30	$1,862,960
3,400	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Saint Andrews Res for Srs, Ser A	6.375	12/01/41	3,112,564
430	Saint Louis, MO Tax Increment Rev Scullin Redev Area, Ser A	10.000	08/01/10	468,592
3,065	Saline Cnty, MO Indl Dev Auth Hlth Fac Rev (Acquired 1/12/99, Cost $3,006,098) (a)	6.500	12/01/28	3,066,808
5,600	Valley Pk, MO Indl Dev Auth Sr Hsg Rev Cape Albeon Proj	6.150	12/01/33	5,127,696

				112,562,777

	Nevada 2.1%
3,000	Boulder City, NV Hosp Rev Boulder City Hosp Inc Proj Rfdg	5.850	01/01/22	2,767,170
10,000	Clark Cnty, NV Arpt Impt Rev Rfdg, Ser A (MBIA Insd) (g) (j)	9.500	07/01/12	10,000,000
5,370	Clark Cnty, NV Assisted Living Homestead Boulder City Proj (c)	6.500	12/01/27	5,348,896
1,945	Clark Cnty, NV Impt Dist Spl Impt Dist No-142 Loc Impt	6.100	08/01/18	1,892,096
2,675	Clark Cnty, NV Impt Dist Spl Impt Dist No-142 Loc Impt	6.375	08/01/23	2,521,508
2,500	Clark Cnty, NV Indl Dev Rev NV Pwr Co Proj Rfdg, Ser B (AMT)	5.900	10/01/30	2,222,350
11,190	Clark Cnty, NV Indl Dev Rev NV Pwr Co Proj Rfdg, Ser C	5.500	10/01/30	9,612,322

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Nevada (continued)
$24,630	Clark Cnty, NV Sch Dist Ltd Tax Bldg, Ser A (b)	5.000%	06/15/24	$25,774,228
5,600	Director St NV Dept Business & Ind Las Vegas Monorail Proj Second Tier	7.375	01/01/40	1,609,272
925	Henderson, NV Loc Impt Dist No T 13, Ser A	6.800	03/01/22	932,270
3,410	Henderson, NV Loc Impt Dist No T 13, Ser B	6.900	03/01/22	3,453,819
3,600	Henderson, NV Loc Impt Dist No T 18	5.300	09/01/35	2,435,004
1,365	Las Vegas, NV Loc Impt Bds Spl Impt Dist No 607	6.250	06/01/24	1,161,083
405	Las Vegas, NV Spl Impt Dist No Elkhorn Springs	8.000	09/15/13	415,866
2,795	Mesquite, NV Spl Impt Dist No 07-01 Loc Impt Anthem at Mesquite	6.150	08/01/37	2,435,339
4,490	Reno, NV Spl Assmt Dist No 4 Somersett Pkwy	6.625	12/01/22	4,510,385
3,800	Sparks, NV Tourism Impt Dist No 1 Rev Sr Sales Tax Antic, Ser A (d)	6.500	06/15/20	3,721,568
14,000	Sparks, NV Tourism Impt Dist No 1 Rev Sr Sales Tax Antic, Ser A (d)	6.750	06/15/28	13,546,260

				94,359,436

	New Hampshire 0.6%
4,845	New Hampshire Higher Ed & Hlth Fac Auth Rev Daniel Webster College Issue	6.300	07/01/29	4,431,431

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Hampshire (continued)
$4,000	New Hampshire Higher Ed & Hlth Fac Auth Rev New England College (c)	6.125%	03/01/19	$3,948,280
6,120	New Hampshire Hlth & Ed Fac Auth Rev Daniel Webster College Issue (c)	7.500	07/01/31	6,181,873
1,035	New Hampshire Hlth & Ed Fac Auth Rev Havenwood-Heritage Heights, Ser A	5.350	01/01/26	881,551
750	New Hampshire Hlth & Ed Fac Auth Rev Havenwood-Heritage Heights, Ser A	5.400	01/01/30	621,945
1,735	New Hampshire Hlth & Ed Fac Auth Rev Hlthcare Sys Covenant Hlth	5.500	07/01/34	1,632,479
1,570	New Hampshire Hlth & Ed Fac Auth Rev Huntington at Nashua, Ser A	6.875	05/01/23	1,616,723
4,600	New Hampshire Hlth & Ed Fac Auth Rev Huntington at Nashua, Ser A	6.875	05/01/33	4,682,202
1,055	New Hampshire Hlth & Ed Fac Speare Mem Hosp	5.500	07/01/25	1,018,982
1,150	New Hampshire Hlth & Ed Fac Speare Mem Hosp	5.875	07/01/34	1,108,497
2,130	New Hampshire St Business Fin Auth Elec Fac Rev Plymouth Cogeneration (AMT) (Acquired 6/29/93, Cost $2,078,981) (a)	7.750	06/01/14	2,136,582
70	New Hampshire St Hsg Fin Auth Single Family Rev Mtg Acquisition, Ser G (AMT)	6.300	01/01/26	70,028

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Hampshire (continued)
$140	New Hampshire St Hsg Fin Auth Single Family Rev, Ser D (AMT)	5.900%	07/01/28	$140,190

				28,470,763

	New Jersey 2.5%
2,000	Camden Cnty, NJ Impt Auth Rev Hlthcare Redev Cooper Hlth, Ser A	5.750	02/15/34	1,935,100
6,000	New Jersey Econ Dev Auth Cedar Crest Vlg Inc Fac, Ser A (Prerefunded @ 11/15/11)	7.250	11/15/21	6,903,060
3,450	New Jersey Econ Dev Auth Econ Dev Rev Utd Methodist Homes, Ser A	6.125	07/01/23	3,328,284
5,800	New Jersey Econ Dev Auth Econ Dev Rev Utd Methodist Homes, Ser A	6.250	07/01/33	5,452,290
2,355	New Jersey Econ Dev Auth First Mtg Franciscan Oaks Proj	5.750	10/01/23	2,218,975
600	New Jersey Econ Dev Auth First Mtg Hamilton Continuing Care, Ser A (Prerefunded @ 11/01/10)	8.350	11/01/30	684,366
1,500	New Jersey Econ Dev Auth First Mtg Presbyterian, Ser A	6.250	11/01/20	1,464,930
1,500	New Jersey Econ Dev Auth First Mtg Presbyterian, Ser A	6.375	11/01/31	1,430,670
6,000	New Jersey Econ Dev Auth First Mtg Seashore Gardens Proj (Prerefunded @ 4/01/11)	7.750	04/01/33	6,891,480
1,250	New Jersey Econ Dev Auth First Mtg Seashore Gardens Proj (Prerefunded @ 4/01/11)	8.000	04/01/23	1,443,850

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Jersey (continued)
$3,500	New Jersey Econ Dev Auth First Mtg Seashore Gardens Proj (Prerefunded @ 4/01/11)	8.000%	04/01/31	$4,042,780
2,000	New Jersey Econ Dev Auth Retirement Cmnty Rev Seabrook Vlg Inc, Ser A (Prerefunded @ 11/15/10)	8.250	11/15/30	2,267,480
1,000	New Jersey Econ Dev Auth Retirement Cmnty Rev, Ser A (Prerefunded @ 11/15/08)	8.125	11/15/18	1,013,600
1,000	New Jersey Econ Dev Auth Retirement Cmnty Rev, Ser A (Prerefunded @ 11/15/10)	8.000	11/15/15	1,128,630
1,440	New Jersey Econ Dev Auth Retirement Cmnty Rev, Ser A (Prerefunded @ 11/15/10)	8.125	11/15/23	1,628,899
4,000	New Jersey Econ Dev Auth Rev Cig Tax	5.750	06/15/29	3,808,760
1,500	New Jersey Econ Dev Auth Rev Cranes Mill Proj First Mtg, Ser A	5.875	07/01/28	1,485,135
1,500	New Jersey Econ Dev Auth Rev Cranes Mill Proj First Mtg, Ser A	6.000	07/01/38	1,479,360
1,012	New Jersey Econ Dev Auth Rev First Mtg The Millhouse Proj, Ser A	7.500	04/01/15	940,145
1,285	New Jersey Econ Dev Auth Rev Kullman Assoc LLC Proj, Ser A (AMT)	6.125	06/01/18	1,138,472
700	New Jersey Econ Dev Auth Rev Kullman Assoc LLC Proj, Ser A (AMT)	6.750	07/01/19	647,794

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Jersey (continued)
$2,500	New Jersey Econ Dev Auth Rev Sr Living Fac Esplanade Bear (AMT)	7.000%	06/01/39	$1,836,025
4,895	New Jersey Econ Dev Auth Rev Sr Mtg Arbor, Ser A	6.000	05/15/28	4,550,245
4,000	New Jersey Econ Dev Auth Utd Methodist Homes NJ Oblig	5.750	07/01/29	3,653,400
4,385	New Jersey Hlthcare Fac Fin Auth Rev Cap Hlth Sys Oblig Grp, Ser A	5.750	07/01/23	4,444,592
710	New Jersey Hlthcare Fac Fin Auth Rev Care Inst Inc Cherry Hill Proj	7.750	07/01/10	710,994
5,000	New Jersey Hlthcare Fac Fin Auth Rev Holy Name Hosp	5.000	07/01/36	4,296,950
1,000	New Jersey Hlthcare Fac Fin Auth Rev Palisades Med Ctr NY Hlthcare	6.625	07/01/31	1,026,650
905	New Jersey Hlthcare Fac Fin Auth Rev Pascack Vlg Hosp Assn	6.000	07/01/13	627,889
1,200	New Jersey Hlthcare Fac Fin Auth Rev Pascack Vlg Hosp Assn	6.500	07/01/23	832,560
7,000	New Jersey Hlthcare Fac Fin Auth Rev Pascack Vlg Hosp Assn	6.625	07/01/36	4,856,600
1,075	New Jersey Hlthcare Fac Fin Auth Rev Raritan Bay Med Ctr Issue Rfdg	7.250	07/01/14	1,075,183
1,000	New Jersey Hlthcare Fac Fin Inst Inc Cherry Hill Proj	8.000	07/01/27	1,003,150
7,910	New Jersey Hlthcare Fac Fin St Joseph’s Healthcare Sys	6.625	07/01/38	7,579,678
5,000	Tobacco Settlement Fin Corp NJ, Ser A1	5.000	06/01/29	3,883,900

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Jersey (continued)
$34,430	Tobacco Settlement Fin Corp NJ, Ser A1	5.000%	06/01/41	$24,611,253

				116,323,129

	New Mexico 0.9%
6,765	Albuquerque, NM Retirement Fac Rev La Vida Llena Proj Rfdg, Ser B	6.600	12/15/28	6,650,672
1,395	Bernalillo Cnty, NM Multi-Family Hsg Sr Solar Villas Apt, Ser F	7.250	10/15/22	1,438,161
1,495	Cabezon Pub Impt Dist NM	6.300	09/01/34	1,414,973
3,000	Farmington, NM Pollutn Ctl Rev Pub Svc Co NM Proj, Ser A (AMT)	6.600	10/01/29	2,847,960
6,700	New Mexico Fin Auth Rev Sr Lien Pub Proj Revolving Fd, Ser A (b)	5.000	06/01/24	6,998,798
5,000	New Mexico Fin Auth Rev Sr Lien Pub Proj Revolving Fd, Ser A (b)	5.000	06/01/26	5,222,983
3,719	New Mexico Hsg Auth Region lll Sr Brentwood Gardens Apt, Ser A (AMT)	6.850	12/01/31	3,787,801
2,250	New Mexico Regl Hsg Auth Hsg Wildewood Apt Proj Sr, Ser A (c)	7.500	12/01/30	2,344,027
2,620	RHA Hsg Dev Corp NM Multi-Family Rev Mtg Woodleaf Apt Proj Rfdg, Ser A (GNMA Collateralized)	7.125	12/15/27	2,649,632
3,275	San Juan Cnty, NM Multi-Family Hsg Apple Ridge Apts Sr, Ser A (AMT) (c)	7.250	12/01/31	3,365,063

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Mexico (continued)
$3,250	Santa Fe Cnty, NM Proj Rev El Castillo Retirement, Ser A	5.625%	05/15/25	$3,139,793
750	Ventana West Pub Impt Dist NM	6.875	08/01/33	742,620

				40,602,483

	New York 4.9%
2,300	Amherst, NY Indl Dev Agy Sharry Zedek Proj Rfdg, Ser A (c)	7.000	06/15/36	2,281,577
545	Brookhaven, NY Indl Dev Agy Mem Hosp Med Ctr Inc, Ser A (h)	7.750	11/15/10	580,376
1,000	Brookhaven, NY Indl Dev Agy Mem Hosp Med Ctr Inc, Ser A (Prerefunded @ 11/15/10)	8.250	11/15/30	1,130,260
4,760	Brookhaven, NY Indl Dev Agy Sr Residential Hsg Rev Woodcrest Estates Fac, Ser A (AMT)	6.375	12/01/37	4,688,076
1,340	Brookhaven, NY Indl Dev Agy Sr Woodcrest Estates Fac, Ser A (AMT)	6.250	12/01/23	1,346,392
3,245	Dutchess Cnty, NY Indl Dev Agy Saint Francis Hosp Rfdg, Ser A	7.500	03/01/29	3,457,418
15,000	Metropolitan Trans Auth NY Dedicated Tax Fd, Ser A (FSA Insd) (b)	5.250	11/15/24	15,700,200
2,000	Monroe Cnty, NY Indl Dev Agy Civic Fac Rev Cloverwood Sr Living, Ser A	6.750	05/01/23	1,984,140
5,000	Monroe Cnty, NY Indl Dev Agy Civic Fac Rev Cloverwood Sr Living, Ser A	6.875	05/01/33	4,964,100

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$700	Monroe Cnty, NY Indl Dev Agy Woodland Vlg Proj (Prerefunded @ 11/15/10)	8.000%	11/15/15	$767,452
1,570	Monroe Cnty, NY Indl Dev Agy Woodland Vlg Proj (Prerefunded @ 11/15/10)	8.550	11/15/32	1,801,167
1,000	Mount Vernon, NY Indl Dev Agy Civic Fac Rev	6.200	06/01/29	948,000
3,100	New York City Indl Dev Agy Civic Fac Rev Cmnty Res Developmentally Disabled	7.500	08/01/26	3,101,302
4,395	New York City Indl Dev Agy Civic Fac Rev Ctr For Nursing	5.375	08/01/27	3,715,841
3,000	New York City Indl Dev Agy Civic Fac Rev Psch Inc Proj	6.375	07/01/33	2,932,080
2,650	New York City Indl Dev Agy Civic Fac Rev Spl Place Inc Proj, Ser A	7.000	01/01/33	2,723,696
31,900	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr, Ser A	6.250	03/01/15	32,253,771
12,000	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr, Ser A	6.500	03/01/35	12,181,440
315	New York City Indl Dev Agy Rev Lycee Francais De NY Proj, Ser A (ACA Insd)	5.375	06/01/23	292,522
5,000	New York City Indl Dev Agy Rev Lycee Francais De NY Proj, Ser C	6.800	06/01/28	5,185,600
7,500	New York City Indl Dev Agy Rev Visy Paper Inc Proj (AMT)	7.950	01/01/28	7,509,225

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$2,500	New York Liberty Dev Corp Rev Natl Sports Museum Proj, Ser A (Acquired 8/07/06, Cost $2,500,000) (a)	6.125%	02/15/19	$2,219,700
10,100	New York St Dorm Auth Rev Non St Supported Debt Orange Reg Med Ctr	6.500	12/01/21	10,384,012
2,500	New York St Dorm Auth Rev Winthrop South Nassau Univ	5.500	07/01/23	2,511,900
5,195	New York St Dorm Auth Rev Winthrop South Nassau Univ	5.750	07/01/28	5,241,391
4,000	New York St Dorm Auth Rev Winthrop Univ Hosp Assn, Ser A	5.500	07/01/23	4,019,040
1,555	Newark-Wayne Cmnty Hosp Inc NY Hosp Rev Impt & Rfdg, Ser A	7.600	09/01/15	1,556,353
1,250	Oneida Cnty, NY Indl Dev Agy Civic Fac Saint Elizabeth Med, Ser A	5.875	12/01/29	1,164,600
1,520	Oneida Cnty, NY Indl Dev Agy Civic Fac Saint Elizabeth Med, Ser B	6.000	12/01/19	1,465,082
50	Onondaga Cnty, NY Indl Dev Agy Civic Fac Rev Iroquois Nursing Home, Ser B (FHA Gtd) (c)	7.000	02/01/09	50,005
4,000	Orange Cnty, NY Indl Dev Agy Arden Hill Life Care Ctr Proj, Ser A	7.000	08/01/31	4,115,800
175	Oswego Cnty, NY Indl Dev Agy Civic Fac Rev Sub Saint Luke Residential Hlth, Ser B (c)	7.000	02/01/12	177,924

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$12,450	Port Auth NY & NJ 136th (MBIA Insd) (AMT) (b)	5.250%	11/01/17	$12,944,475
7,160	Port Auth NY & NJ 136th (MBIA Insd) (AMT) (b)	5.250	11/01/18	7,396,924
23,475	Port Auth NY & NJ 143rd (AMT) (b)	5.000	10/01/25	23,365,160
1,000	Seneca Nation Indians Cap Impt Auth NY Spl Oblig, Ser A (d)	5.000	12/01/23	866,140
3,500	Suffolk Cnty, NY Indl Dev Agy Civic Fac Rev Eastn Long Is Hosp Assn (d)	5.500	01/01/37	2,839,970
6,110	Suffolk Cnty, NY Indl Dev Agy Civic Fac Rev Eastn Long Is Hosp Assn, Ser A (Prerefunded @ 1/01/12)	7.750	01/01/22	6,995,583
1,000	Suffolk Cnty, NY Indl Dev Agy Civic Fac Rev Gurwin Jewish Phase II	6.700	05/01/39	1,004,210
1,000	Suffolk Cnty, NY Indl Dev Agy Continuing Care Retirement Peconic Landing, Ser A	8.000	10/01/20	1,070,280
2,000	Suffolk Cnty, NY Indl Dev Agy Continuing Care Retirement Peconic Landing, Ser A	8.000	10/01/30	2,131,540
4,000	Suffolk Cnty, NY Indl Dev Agy Medford Hamlet Asstd Living Proj (AMT)	6.375	01/01/39	3,634,760
4,415	Sullivan Cnty, NY Indl Dev Agy Civic Fac Rev Hebrew Academy Spl Children (c)	7.500	06/01/32	4,608,068
1,350	Syracuse, NY Indl Dev Agy Rev First Mtg Jewish Home, Ser A	7.375	03/01/21	1,404,338

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$2,325	Syracuse, NY Indl Dev Agy Rev First Mtg Jewish Home, Ser A	7.375%	03/01/31	$2,410,304
3,750	Utica, NY Indl Dev Agy Civic Fac Rev Utica College Civic Fac	6.850	12/01/31	3,852,713
5,000	Westchester Cnty, NY Indl Dev Agy Mtg Kendal on Hudson Proj, Ser A	6.375	01/01/24	5,022,500
2,000	Westchester Cnty, NY Indl Dev Hebrew Hosp Sr Hsg Inc, Ser A (Prerefunded @ 7/01/10)	7.375	07/01/30	2,214,400

				224,211,807

	North Carolina 1.2%
1,000	Halifax Cnty, NC Indl Fac & Pollutn Ctl Fin Auth Intl Paper Co Proj, Ser A (AMT)	5.900	09/01/25	911,500
5,125	Johnston, NC Mem Hosp Auth Mem Hosp Auth (FSA Insd) (b)	5.250	10/01/28	5,235,006
8,000	Johnston, NC Mem Hosp Auth Mem Hosp Auth (FSA Insd) (b)	5.250	10/01/36	8,171,716
1,000	North Carolina Med Care Commn First Mtg Arbor Acres Cmnty Proj (Prerefunded @ 3/01/12)	6.250	03/01/27	1,118,340
7,050	North Carolina Med Care Commn First Mtg Baptist Retirement, Ser A	6.400	10/01/31	6,882,703
3,000	North Carolina Med Care Commn First Mtg Forest at Duke Proj (Prerefunded @ 9/01/12)	6.375	09/01/32	3,379,230
2,000	North Carolina Med Care Commn First Mtg Presbyterian Homes	5.500	10/01/31	1,818,960
2,000	North Carolina Med Care Commn First Mtg Presbyterian Homes	5.600	10/01/36	1,812,920

Par
Amount
(000)	Description	Coupon	Maturity	Value

	North Carolina (continued)
$2,500	North Carolina Med Care Commn First Mtg Salemtowne Proj (Prerefunded @ 4/01/11)	6.625%	04/01/31	$2,771,325
1,100	North Carolina Med Care Commn First Mtg Salemtowne Proj Rfdg	5.100	10/01/30	937,255
1,000	North Carolina Med Care Commn First Mtg Salemtowne Rfdg	5.000	10/01/23	902,960
1,250	North Carolina Med Care Commn First Mtg Utd Methodist Homes (Prerefunded @ 10/01/09)	7.250	10/01/32	1,328,113
5,005	North Carolina Med Care Commn Hlthcare Fac Rev Pennybyrn at Maryfield, Ser A	6.125	10/01/35	4,444,040
9,500	North Carolina Med Care Commn Retirement Fac Rev First Mtg Givens Estates Proj, Ser A (Prerefunded @ 7/01/13)	6.500	07/01/32	11,094,765
6,500	North Carolina Med Care Commn Retirement Fac Rev First Mtg Vlg Brookwood Rfdg	5.250	01/01/32	5,273,775

				56,082,608

	North Dakota 0.4%
2,610	Devils Lake, ND Hlthcare Fac Rev & Impt Lk Reg Lutheran Rfdg	6.100	10/01/23	2,021,001
495	Fargo, ND Multi-Family Rev Hsg Trollwood Vlg Proj Rfdg, Ser A (AMT)	7.250	09/01/21	496,643
765	Fargo, ND Multi-Family Rev Hsg Trollwood Vlg Proj Rfdg, Ser A (AMT)	7.400	09/01/26	766,515

Par
Amount
(000)	Description	Coupon	Maturity	Value

	North Dakota (continued)
$2,120	Fargo, ND Multi-Family Rev Hsg Trollwood Vlg Proj Rfdg, Ser A (AMT)	7.600%	09/01/31	$2,123,074
1,165	Grand Forks, ND Nursing Fac Vly Homes & Svc Proj (c)	5.450	11/01/31	941,705
1,000	Grand Forks, ND Nursing Fac Vly Homes & Svc Proj, Ser A	6.250	11/01/29	928,080
1,545	Grand Forks, ND Sr Hsg Rev 4000 Vly Square Proj Rfdg	5.200	12/01/26	1,286,429
2,400	Grand Forks, ND Sr Hsg Rev 4000 Vly Square Proj Rfdg	5.300	12/01/34	1,933,272
2,840	Lincoln, ND Muni Indl Dev Act Mo Slope Lutheran Care Ctr Proj	5.350	11/01/41	2,323,773
4,150	Traill Cnty, ND Hlthcare Rev Hillsboro Med Ctr	5.500	05/01/42	3,319,004

				16,139,496

	Ohio 3.2%
13,255	Adams Cnty Hosp Fac Impt Rev Adams Cnty Hosp Proj	6.500	09/01/36	10,963,741
1,500	Akron Bath Copley, OH St Twp Hosp Dist Rev Summa Hosp, Ser A	5.375	11/15/24	1,496,010
4,000	Athens Cnty, OH Hosp Fac Rev Impt O’Bleness Mem Rfdg, Ser A	6.900	11/15/23	4,038,160
7,650	Athens Cnty, OH Hosp Fac Rev Impt O’Bleness Mem Rfdg, Ser A	7.125	11/15/33	7,802,694
31,720	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	6.500	06/01/47	28,322,154
70,000	Buckeye, OH Tob Settlement Fin Auth Cap Apprec First Sub B	*	06/01/47	3,311,000

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$26,050	Buckeye, OH Tob Settlement Fin Auth Cap Apprec Sr Turbo, Ser A-2	5.875%	06/01/47	$21,235,178
12,340	Buckeye, OH Tob Settlement Fin Auth Sr Turbo, Ser A-2	5.750	06/01/34	10,273,914
17,900	Buckeye, OH Tob Settlement Fin Auth Sr Turbo, Ser A-2	5.875	06/01/30	15,555,637
5,535	Buckeye, OH Tob Settlement Fin Auth Sr Turbo, Ser A-2	6.000	06/01/42	4,696,503
1,050	Centerville, OH Hlthcare Rev Bethany Lutheran Vlg Proj, Ser A	6.000	11/01/38	912,240
5,000	Cleveland Cuyahoga Cnty, OH Spl Assmt Tax Increment Proj	7.350	12/01/31	5,218,850
1,355	Cuyahoga Cnty, OH Hlthcare & Indpt Living Fac Rev Eliza Jennings Sr Care, Ser A	5.750	05/15/27	1,205,489
3,000	Cuyahoga Cnty, OH Hlthcare & Indpt Living Fac Rev Eliza Jennings Sr Care, Ser A	6.000	05/15/37	2,648,910
3,645	Cuyahoga Cnty, OH Hlthcare & Indpt Living Fac Rev Eliza Jennings Sr Care, Ser A	6.000	05/15/42	3,189,739
2,500	Cuyahoga Cnty, OH Hlthcare Fac Franciscan Cnty OH Inc Proj, Ser C	6.250	05/15/32	2,398,425
3,000	Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc Proj	7.500	01/01/30	3,173,040
4,000	Dayton, OH Spl Fac Rev Air Fght Cargo Day LLC Proj (AMT)	6.300	04/01/22	3,548,280
2,000	Dayton, OH Spl Fac Rev Air Fght, Ser D (AMT)	6.200	10/01/09	2,071,660

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$1,955	Hamilton Cnty, OH Multi-Family Rev Hsg Garden Hill Washington Pk Apt (AMT)	7.750%	10/01/21	$1,174,447
1,000	Lucas Cnty, OH Hlthcare Impt Sunset Retirement Rfdg, Ser A	6.550	08/15/24	1,027,860
500	Lucas Cnty, OH Hlthcare Impt Sunset Retirement Rfdg, Ser A	6.625	08/15/30	511,920
3,000	Norwood, OH Tax Increment Rev Fin Cornerstone at Norwood	6.200	12/01/31	2,680,350
960	Pinnacle Cmnty Infrastructure Fac, Ser A	6.000	12/01/22	928,243
2,000	Pinnacle Cmnty Infrastructure Fac, Ser A	6.250	12/01/36	1,842,520
500	Port Gtr Cincinnati Dev Auth Coop Pub Pkg Infrastructure Proj	6.300	02/15/24	506,830
2,030	Port Gtr Cincinnati Dev Auth Coop Pub Pkg Infrastructure Proj	6.400	02/15/34	2,003,082
1,500	Tuscarawas Cnty, OH Hosp Fac Rev Twin City Hosp Proj	6.100	11/01/22	1,448,985
1,920	Tuscarawas Cnty, OH Hosp Fac Rev Twin City Hosp Proj	6.200	11/01/27	1,804,589
2,000	Tuscarawas Cnty, OH Hosp Fac Rev Twin City Hosp Proj	6.350	11/01/37	1,845,020

				147,835,470

	Oklahoma 0.8%
3,405	Atoka Cnty, OK Hlthcare Auth Hosp Rev Atoka Mem Hosp	6.625	10/01/37	3,268,119
4,000	Chickasaw Nation, OK Hlth Sys (d)	6.250	12/01/32	4,016,040
1,170	Citizen Potawatomi Nation, OK, Ser A	6.500	09/01/16	1,205,837
2,000	Oklahoma Cnty, OK Fin Auth Rev Epworth Villa Proj Rfdg	6.000	04/01/22	1,914,860

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Oklahoma (continued)
$750	Oklahoma Cnty, OK Fin Auth Rev Epworth Villa Proj Rfdg, Ser A	5.700%	04/01/25	$676,560
1,250	Oklahoma Cnty, OK Fin Auth Rev Epworth Villa Proj Rfdg, Ser A	5.875	04/01/30	1,100,800
1,200	Oklahoma Cnty, OK Fin Auth Rev Epworth Villa Proj Rfdg, Ser A	7.000	04/01/25	1,202,520
1,990	Oklahoma Cnty, OK Fin Auth Rev Epworth Villa Proj Rfdg, Ser A (Prerefunded @ 4/01/10)	7.600	04/01/30	2,157,976
3,500	Oklahoma Dev Fin Auth Hosp Rev Great Plains Regl Med Ctr Proj	5.000	12/01/27	3,159,065
7,695	Oklahoma Dev Fin Auth Hosp Rev Great Plains Regl Med Ctr Proj	5.125	12/01/36	6,670,949
5,000	Oklahoma Dev Fin Auth Rev Comanche Cnty Hosp Proj, Ser B	6.375	07/01/21	5,142,700
500	Oklahoma Dev Fin Auth Rev Comanche Cnty Hosp Proj, Ser B	6.600	07/01/31	511,040
3,740	Oklahoma Dev Fin Auth Rev Hillcrest Hlthcare Sys Rfdg, Ser A (Prerefunded @ 8/15/09)	5.625	08/15/19	3,907,365
2,500	Oklahoma Dev Fin Auth Rev Hillcrest Hlthcare Sys Rfdg, Ser A (Prerefunded @ 8/15/09)	5.750	08/15/12	2,614,825
1,000	Oklahoma Dev Fin Auth Rev Hillcrest Hlthcare Sys Rfdg, Ser A (Prerefunded @ 8/15/09)	5.750	08/15/15	1,045,930

				38,594,586

	Oregon 0.7%
900	Clatsop Care Ctr Hlth Dist OR Rev Sr Hsg	6.000	08/01/14	893,547

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Oregon (continued)
$4,000	Clatsop Care Ctr Hlth Dist OR Rev Sr Hsg	6.875%	08/01/28	$3,959,080
1,635	Douglas Cnty, OR Hosp Fac Auth Rev Elderly Hsg Forest Glen, Ser A (c)	7.500	09/01/27	1,642,636
9,100	Multnomah Cnty, OR Hosp Fac Auth Rev Terwilliger Plaza Proj Rfdg (Acquired 5/16/03, Cost $8,832,005) (a)	6.500	12/01/29	8,661,926
3,528	Oregon St Hlth Hsg Ed & Cultural Fac Auth, Ser A (AMT)	7.250	06/01/28	3,597,309
2,740	Oregon St Hlth Hsg Ed Auth OR Baptist Retirement Homes, Ser A	8.000	11/15/26	2,742,658
9,925	Yamhill Cnty, OR Hosp Auth Rev Friendsview Retirement Cmnty (Prerefunded @ 12/01/13)	7.000	12/01/34	11,770,752

				33,267,908

	Pennsylvania 6.1%
1,000	Allegheny Cnty, PA Hosp Dev Auth Hlthcare Fac Villa Saint Joseph	5.875	08/15/18	978,040
4,500	Allegheny Cnty, PA Hosp Dev Auth Hlthcare Fac Villa Saint Joseph	6.000	08/15/28	4,158,180
7,050	Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys, Ser A	5.000	11/15/28	4,999,014
28,000	Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys West PA, Ser A	5.375	11/15/40	19,651,240

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$1,000	Allegheny Cnty, PA Hosp Dev Auth Rev Hosp South Hills Hlth Sys, Ser B (Prerefunded @ 5/01/10)	6.625%	05/01/20	$1,072,990
925	Allegheny Cnty, PA Hosp Dev Hlth Sys, Ser B (Prerefunded @ 11/15/10)	9.250	11/15/15	1,052,557
6,240	Allegheny Cnty, PA Hosp Dev Hlth Sys, Ser B (Prerefunded @ 11/15/10)	9.250	11/15/22	7,272,346
11,925	Allegheny Cnty, PA Hosp Dev Hlth Sys, Ser B (Prerefunded @ 11/15/10)	9.250	11/15/30	13,897,872
6,540	Allegheny Cnty, PA Indl Dev Auth Lease Rev Air Fght Cargo Fac Pit LLC (AMT) (c)	7.750	09/01/31	6,555,369
1,695	Allegheny Cnty, PA Indl Dev Auth Lease Rev (AMT)	6.625	09/01/24	1,536,178
3,500	Berks Cnty, PA Indl Dev Auth First Mtg Rev One Douglassville Proj Rfdg, Ser A (AMT)	6.125	11/01/34	3,234,560
4,275	Blair Cnty, PA Indl Dev Auth Vlg of PA St Proj, Ser A	7.000	01/01/34	4,326,471
4,600	Bucks Cnty, PA Indl Dev Auth Retirement Cmnty Fac Rev Ann’s Choice Inc, Ser A	6.250	01/01/35	4,478,008
1,000	Bucks Cnty, PA Indl Dev Auth Rev First Mtg Hlthcare Fac Chandler	6.100	05/01/14	986,320
900	Bucks Cnty, PA Indl Dev Auth Rev First Mtg Hlthcare Fac Chandler	6.200	05/01/19	858,528

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$2,000	Bucks Cnty, PA Indl Dev Auth Rev First Mtg Hlthcare Fac Chandler	6.300%	05/01/29	$1,858,880
1,000	Chartiers Vly, PA Indl & Coml Dev Auth First Mtg Rev Asbury Hlth Ctr Rfdg	6.375	12/01/19	997,730
2,500	Chartiers Vly, PA Indl & Coml Dev Auth First Mtg Rev Asbury Hlth Ctr Rfdg	6.375	12/01/24	2,475,525
10,295	Chester Cnty, PA Hlth & Ed Fac Chester Cnty Hosp, Ser A	6.750	07/01/31	10,565,759
2,250	Chester Cnty, PA Hlth & Ed Jenners Pond Inc Proj (Prerefunded @ 7/01/12)	7.250	07/01/24	2,642,872
2,200	Chester Cnty, PA Hlth & Ed Jenners Pond Inc Proj (Prerefunded @ 7/01/12)	7.625	07/01/34	2,613,446
2,500	Crawford Cnty, PA Hosp Auth Sr Living Fac Rev	6.250	08/15/29	2,334,300
4,000	Dauphin Cnty, PA Gen Auth Rev Office & Pkg Forum Place, Ser A (f)	6.000/5.100	01/15/25	2,261,040
5,500	Dauphin Cnty, PA Gen Auth Rev Office & Pkg Riverfront Office	6.000	01/01/25	4,677,805
1,000	Delaware Cnty, PA Auth First Mt White Horse Vlg Proj, Ser A (Prerefunded @ 7/01/10)	7.625	07/01/30	1,104,020
1,000	Fulton Cnty, PA Indl Dev Auth Hosp Rev Fulton Cnty Med Ctr Proj	5.875	07/01/31	901,940
1,900	Fulton Cnty, PA Indl Dev Auth Hosp Rev Fulton Cnty Med Ctr Proj	5.900	07/01/40	1,681,595

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$930	Harrisburg, PA Auth Univ Rev Harrisburg Univ of Science, Ser A	5.400%	09/01/16	$933,897
6,450	Harrisburg, PA Auth Univ Rev Harrisburg Univ of Science, Ser B	6.000	09/01/36	6,032,621
4,530	Hazleton, PA Hlth Svc Auth Hazleton Saint Joseph’s Med Ctr	6.200	07/01/26	4,311,563
2,200	Indiana Cnty, PA Indl Dev Auth Pollutn Ctl Rev PSEG Pwr LLC Proj Rfdg (AMT)	5.850	06/01/27	2,046,924
1,650	Lancaster, PA Indl Dev Auth Rev Garden Spot Vlg Proj, Ser A (Prerefunded @ 5/01/10)	7.625	05/01/31	1,813,878
2,500	Lehigh Cnty, PA Gen Purp Auth Good Shepherd Group, Ser A	5.625	11/01/34	2,504,300
3,000	Lehigh Cnty, PA Gen Purp Auth Rev First Mtg Bible Fellowship Church Home Inc	7.750	11/01/33	3,154,500
3,000	Lehigh Cnty, PA Gen Purp Auth Rev First Mtg Bible Fellowship Church Home Inc Proj, Ser A	6.000	12/15/23	2,812,860
3,000	Lehigh Cnty, PA Gen Purp Auth Rev Kidspeace Oblig Grp Rfdg	6.000	11/01/18	2,684,310
6,085	Lehigh Cnty, PA Gen Purp Auth Rev Kidspeace Oblig Grp Rfdg	6.000	11/01/23	5,027,975
1,790	Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev Lifepath Inc Proj	6.100	06/01/18	1,642,289
4,000	Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev Lifepath Inc Proj	6.300	06/01/28	3,503,280
4,180	Montgomery Cnty, PA Higher Ed & Hlth Auth Rev Impt & Rfdg	6.875	04/01/36	4,208,758

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$1,271	Montgomery Cnty, PA Indl Dev Auth Rev First Mtg The Meadowood Corp Proj Rfdg, Ser A	6.000%	12/01/10	$1,271,267
1,000	Montgomery Cnty, PA Indl Dev Auth Rev First Mtg The Meadowood Corp Proj Rfdg, Ser A	6.250	12/01/17	988,150
3,000	Montgomery Cnty, PA Indl Dev Auth Rev Hlthcare Adv Geriatric, Ser A	8.375	07/01/23	3,002,670
1,500	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care Proj	6.125	02/01/28	1,363,440
13,755	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care Proj	6.250	02/01/35	12,413,062
2,140	Montgomery Cnty, PA Indl Dev Auth Rev Wordsworth Academy (c)	7.750	09/01/14	2,142,397
1,600	Mount Lebanon, PA Hosp Auth Saint Clair Mem Hosp, Ser A	5.625	07/01/32	1,604,784
7,750	Northampton Cnty, PA Gen Purp Auth Hosp Rev Saint Lukes Hosp Proj, Ser A	5.500	08/15/35	7,434,730
2,235	Northeastern, PA Hosp & Ed Auth Hlthcare Rev	7.125	10/01/29	2,243,962
2,900	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Amtrak Proj, Ser A (AMT)	6.125	11/01/21	2,927,144
2,755	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Amtrak Proj, Ser A (AMT)	6.250	11/01/31	2,716,568

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$3,000	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Amtrak Proj, Ser A (AMT)	6.375%	11/01/41	$2,985,300
2,650	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Amtrak Proj, Ser A (AMT)	6.500	11/01/16	2,755,417
13,250	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Reliant Energy, Ser B (AMT) (g)	6.750	12/01/36	13,301,278
5,000	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Reliant Energy Seward, Ser A (AMT) (g)	6.750	12/01/36	5,019,350
2,230	Pennsylvania Econ Dev Fin Northwestn Human Svc, Ser A	5.250	06/01/28	1,839,237
1,565	Pennsylvania St Higher Ed Fac Auth Rev UPMC Hlth Sys, Ser A (b)	6.000	01/15/31	1,648,024
5,000	Pennsylvania St Higher Ed Fac La Salle Univ	5.500	05/01/34	4,813,450
985	Pennsylvania St Higher Ed Student Assn Inc Proj, Ser A	6.750	09/01/32	1,007,448
1,500	Philadelphia, PA Auth for Indl Cathedral Vlg Proj, Ser A	6.875	04/01/34	1,518,210
2,600	Philadelphia, PA Auth for Indl Dev Baptist Home of Philadelphia, Ser A	5.500	11/15/18	2,390,570
5,485	Philadelphia, PA Auth for Indl Dev Baptist Home of Philadelphia, Ser A	5.600	11/15/28	4,762,132
1,090	Philadelphia, PA Auth Indl Dev Cathedral Vlg Proj, Ser A	6.750	04/01/23	1,104,628
8,500	Philadelphia, PA Auth Indl Dev Rev Coml Dev Rfdg (AMT)	7.750	12/01/17	8,506,800

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$680	Philadelphia, PA Hosp & Higher Ed Fac Auth Rev Centralized Comp Human Svc, Ser A	6.125%	01/01/13	$673,574
4,000	Philadelphia, PA Hosp & Higher Ed Fac Auth Rev Centralized Comp Human Svc, Ser A	7.250	01/01/21	4,095,680
10,195	Philadelphia, PA Rfdg, Ser A (FSA Insd) (b)	5.250	12/15/26	10,485,817
5,110	Philadelphia, PA Rfdg, Ser A (FSA Insd) (b)	5.250	12/15/27	5,255,765
4,190	Pittsburgh, PA Wtr & Swr Auth Wtr & Swr Sys Rev 1st Lien, Ser D-1 (FSA Insd) (b)	5.000	09/01/24	4,373,230
5,425	Pittsburgh, PA Wtr & Swr Auth Wtr & Swr Sys Rev 1st Lien, Ser D-1 (FSA Insd) (b)	5.000	09/01/25	5,662,236
4,300	Susquehanna Area Regl Arpt Auth PA Sys Rev, Ser A (AMT)	6.500	01/01/38	4,115,444
2,500	Westmoreland Cnty, PA Indl Dev Hlthcare Fac Redstone, Ser B (Prerefunded @ 11/15/10)	8.000	11/15/23	2,808,250

				277,079,754

	Rhode Island 0.3%
2,000	Rhode Island St Econ Dev Corp Rev Oblig Providence Pl	7.250	07/01/20	2,001,040
7,310	Rhode Island St Hlth & Ed Bldg Hosp Fin Lifespan Oblig Grp (Prerefunded @ 8/15/12)	6.500	08/15/32	8,309,350
1,400	Tiverton, RI Spl Oblig Tax Mount Hope Bay Vlg, Ser A	6.875	05/01/22	1,452,024

				11,762,414

Par
Amount
(000)	Description	Coupon	Maturity	Value

	South Carolina 1.5%
$2,500	Lancaster Cnty, SC Assmt Rev Edenmoor Impt Dist, Ser B (Acquired 5/19/06, Cost $2,500,000) (a)	5.750%	12/01/37	$2,058,475
4,080	Laurens Cnty, SC Sch Dist No 55 Installment Pur Rev	5.250	12/01/30	3,765,187
1,450	Loris, SC Cmnty Hosp Dist Hosp Rev, Ser B	5.625	01/01/29	1,426,597
1,700	Medical Univ SC Hosp Auth Rfdg, Ser A (Prerefunded @ 8/15/12)	6.375	08/15/27	1,932,696
10,995	Piedmont Muni Pwr Agy SC Elec Rev (MBIA Insd) (b)	5.375	01/01/25	12,152,883
7,000	Richland Cnty, SC Environmental Impt Rev Intl Paper, Ser A (AMT)	6.100	04/01/23	6,728,610
298	South Carolina Jobs Econ Dev Auth Econ Dev Rev Westminster Presbyterian Ctr (c)(h)	6.750	11/15/10	313,630
500	South Carolina Jobs Econ Dev Auth Econ Dev Rev Westminster Presbyterian Ctr (Prerefunded @ 11/15/10)	7.500	11/15/20	565,220
495	South Carolina Jobs Econ Dev Auth Fac Rev Palmetto Hlth, Ser C (Prerefunded @ 8/01/13)	6.375	08/01/34	569,705
1,200	South Carolina Jobs Econ Dev Auth Hlth Fac Rev First Mtg Lutheran Homes Rfdg	5.650	05/01/18	1,136,868
1,000	South Carolina Jobs Econ Dev Auth Hlthcare Fac Rev First Mtg Lutheran Homes Rfdg	5.625	05/01/42	823,930

Par
Amount
(000)	Description	Coupon	Maturity	Value

	South Carolina (continued)
$9,900	South Carolina Jobs Econ Dev Auth Hosp Fac Rev Palmetto Hlth Alliance Rfdg, Ser A	6.250%	08/01/31	$10,038,798
5,000	South Carolina Jobs Econ Dev Auth Hosp Fac Rev Palmetto Hlth Alliance, Ser A	6.125	08/01/23	5,118,650
1,200	South Carolina Jobs Econ Dev Auth Rev Woodlands at Furman Proj, Ser A	6.000	11/15/27	1,100,748
1,700	South Carolina Jobs Econ Dev Auth Rev Woodlands at Furman Proj, Ser A	6.000	11/15/37	1,499,961
3,200	South Carolina Jobs Econ Dev Auth Rev Woodlands at Furman Proj, Ser A	6.000	11/15/42	2,762,080
2,540	South Carolina Jobs Econ Dev First Mtg Lutheran Homes Rfdg	5.700	05/01/26	2,289,861
3,000	South Carolina Jobs Econ Dev First Mtg Westley Com Proj (Prerefunded @ 10/01/10)	7.750	10/01/24	3,391,680
1,650	South Carolina Jobs Econ Episcopal Home Still Proj, Ser A	6.250	05/15/25	1,593,471
3,350	South Carolina Jobs Econ Episcopal Home Still Proj, Ser A	6.375	05/15/32	3,189,870
4,005	South Carolina Jobs Econ Palmetto Hlth, Ser C (Prerefunded @ 8/01/13)	6.375	08/01/34	4,625,295

				67,084,215

Par
Amount
(000)	Description	Coupon	Maturity	Value

	South Dakota 0.7%
$3,750	Minnehaha Cnty, SD Hlth Fac Bethany Lutheran Home Proj, Ser A (Prerefunded @ 12/01/12)	7.000%	12/01/35	$4,337,213
2,000	Minnehaha Cnty, SD Hlth Fac Rev Bethany Lutheran Rfdg	5.375	12/01/27	1,703,360
2,315	Minnehaha Cnty, SD Hlth Fac Rev Bethany Lutheran Rfdg	5.500	12/01/35	1,910,407
6,285	Sioux Falls, SD Hlth Fac Rev Dow Rummel Vlg Proj Rfdg	5.000	11/15/26	5,127,114
3,250	Sioux Falls, SD Hlth Fac Rev Dow Rummel Vlg Proj Rfdg	5.000	11/15/33	2,495,935
1,750	Sioux Falls, SD Hlth Fac Rev Dow Rummel Vlg Proj, Ser A (Prerefunded @ 11/15/12)	6.625	11/15/23	2,016,910
3,250	Sioux Falls, SD Hlth Fac Rev Dow Rummel Vlg Proj, Ser A (Prerefunded @ 11/15/12)	6.750	11/15/33	3,761,745
9,430	Sioux Falls, SD Multi-Family Rev Hsg Inn on Westport Proj Rfdg A1 (Acquired 8/04/06, Cost $9,430,000) (a)	6.000	03/01/40	8,022,384
1,600	Winner, SD Econ Dev Rev Winner Regl Hlthcare Ctr Rfdg (c)	6.000	04/01/28	1,496,032

				30,871,100

	Tennessee 2.9%
1,500	Blount Cnty, TN Hlth & Ed Fac Brd Rev Asbury Inc Rfdg, Ser A	5.125	04/01/23	1,313,820

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Tennessee (continued)
$1,000	Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp First Mtg Impt & Rfdg, Ser B (Prerefunded @ 7/01/12)	8.000%	07/01/33	$1,143,310
1,200	Johnson City, TN Hlth & Ed Appalachian Christian Vlg Proj, Ser A	6.000	02/15/19	1,143,996
1,000	Johnson City, TN Hlth & Ed Appalachian Christian Vlg Proj, Ser A	6.000	02/15/24	933,660
8,330	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth Rfdg, Ser A	5.500	07/01/36	7,642,942
5,000	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth Rfdg, Ser A (Prerefunded @ 7/01/12)	7.500	07/01/25	5,973,050
7,000	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth Rfdg, Ser A (Prerefunded @ 7/01/12)	7.500	07/01/33	8,362,270
1,200	Johnson City, TN Hlth & Ed Fac Brd Retirement Fac Rev Appalachian Christian Vlg Proj, Ser A	6.250	02/15/32	1,111,236
7,000	Knox Cnty, TN Hlth Ed & Hsg Fac Brd Hosp Fac Rev Baptist Hlth Sys East TN	6.500	04/15/31	7,180,110
2,700	Knox Cnty, TN Hlth Ed Hosp Fac Impt East TN Hosp Rfdg, Ser B	5.750	07/01/33	2,645,568

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Tennessee (continued)
$2,235	Memphis, TN Hlth Ed & Hsg Fac Brd Multi-Family Hsg Rev (AMT)	6.700%	11/01/37	$2,154,205
4,850	Metropolitan Govt Nashville & Davidson Blakeford at Green Hills Rfdg	5.650	07/01/24	4,343,999
1,900	Shelby Cnty, TN Hlth & Ed Germantown Vlg, Ser A	7.000	12/01/23	1,843,532
8,000	Shelby Cnty, TN Hlth & Ed Germantown Vlg, Ser A	7.250	12/01/34	7,891,600
10,000	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Hosp Rev Methodist Hlthcare (b)	6.500	09/01/21	11,416,400
2,025	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Residential Care Germantown Vlg, Ser A	6.375	12/01/13	1,886,125
375	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Hlthcare Fac Kirby Pines, Ser A	6.250	11/15/16	375,300
7,000	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Hlthcare Fac Kirby Pines, Ser A	6.375	11/15/25	6,746,670
18,000	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Methodist, Ser A (FSA Insd) (b)	5.250	09/01/27	18,570,780
4,500	Sullivan Cnty, TN Hlth Ed & Hsg Fac Brd Hosp Rev Wellmont Hlth Sys Proj (Prerefunded @ 9/01/12)	6.250	09/01/32	5,109,615
5,000	Sullivan Cnty, TN Hlth Ed & Hsg Fac Brd Hosp Rev Wellmont Hlth Sys Proj, Ser C	5.250	09/01/36	4,366,450

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Tennessee (continued)
$32,990	Tennessee Energy Acquisition Corp Gas Rev, Ser A (b)	5.250%	09/01/22	$31,355,125

				133,509,763

	Texas 7.3%
1,805	Abia Dev Corp TX Arpt Fac Rev Aero Austin LP Proj (AMT)	7.250	01/01/25	1,738,035
110	Abia Dev Corp TX Arpt Fac Rev Austin Belly Port Dev LLC Proj, Ser A (AMT)	6.250	10/01/08	109,887
3,775	Abia Dev Corp TX Arpt Fac Rev Austin Belly Port Dev LLC Proj, Ser A (AMT)	6.500	10/01/23	3,389,988
2,000	Abilene, TX Hlth Fac Dev Corp Retirement Fac Rev Sears Methodist Retirement, Ser A	6.750	11/15/28	2,000,360
5,000	Abilene, TX Hlth Fac Dev Corp Retirement Fac Rev Sears Methodist Retirement, Ser A	7.000	11/15/33	5,096,050
7,660	Angelina & Neches Riv Auth TX Indl Dev Corp Environmental Aspen Pwr LLC Proj, Ser A (AMT)	6.500	11/01/29	6,165,840
1,700	Atlanta, TX Hosp Auth Fac Rev	6.750	08/01/29	1,689,528
7,000	Austin, TX Convention Enterprises Inc Convention Ctr Second Tier Rfdg, Ser B	5.750	01/01/34	6,178,900
1,000	Austin, TX Convention Enterprises Inc First Tier, Ser A (Prerefunded @ 1/01/11)	6.700	01/01/28	1,095,160
1,965	Austin-Bergstorm Landhost Enterprises Inc TX Arpt Hotel Sr, Ser A	6.750	04/01/27	1,405,584

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$750	Bexar Cnty, TX Hlth Fac Dev Corp Army Retirement Residence Proj (Prerefunded @ 7/01/12)	6.125%	07/01/22	$849,960
1,000	Bexar Cnty, TX Hlth Fac Dev Corp Army Retirement Residence Proj (Prerefunded @ 7/01/12)	6.300	07/01/32	1,139,620
3,300	Bexar Cnty, TX Hsg Fin Corp Multi-Family Hsg Rev Woodland Ridge Apt Proj, Ser A (AMT)	7.000	01/01/39	3,336,795
5,000	Brazos Riv Auth TX Pollutn Ctl Rev TXU Energy Co Proj Rfdg, Ser A (AMT) (g)	6.750	04/01/38	4,733,200
9,500	Brazos Riv Auth TX Pollutn Ctl Rev TXU Energy Co Proj Rfdg, Ser B (AMT) (g)	6.300	07/01/32	7,609,025
10,000	Brazos Riv Auth TX Pollutn TX Util Co, Ser A (AMT)	7.700	04/01/33	9,309,800
1,000	Brazos Riv Auth TX Rev Reliant Energy Inc Proj Rfdg, Ser A (g)	5.375	04/01/19	934,010
2,000	Comal Cnty, TX Hlth Fac Dev Hlthcare Sys McKenna Mem Proj, Ser A (Prerefunded @ 2/01/13)	6.125	02/01/22	2,258,300
6,000	Dallas Cnty, TX Flood Ctl Dist No 1 Rfdg	7.250	04/01/32	6,177,960
1,000	Dallas-Fort Worth, TX Intl Arpt Impt Jt, Ser A (FGIC Insd) (AMT)	6.000	11/01/28	1,002,920
3,000	Dallas-Fort Worth, TX Intl Arpt Impt Jt, Ser A (FGIC Insd) (AMT)	6.000	11/01/32	3,005,400

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$4,000	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (MBIA Insd) (AMT)	6.250%	11/01/28	$4,025,440
8,000	Decatur, TX Hosp Auth Hosp Wise Regl Hlth Sys, Ser A	7.000	09/01/25	8,071,920
5,000	Decatur, TX Hosp Auth Hosp Wise Regl Hlth Sys, Ser A	7.125	09/01/34	5,085,900
920	Grand Prairie, TX Hsg Fin Corp (f)	7.500/3.750	07/01/17	813,519
1,000	Grand Prairie, TX Hsg Fin Corp (c)(f)	7.625/3.813	01/01/20	869,410
7,390	Grand Prairie, TX Hsg Fin Corp (f)	7.750/2.580	01/01/34	6,017,234
1,980	Grapevine, TX Indl Dev Corp Rev Sr Air Cargo (AMT)	6.500	01/01/24	1,912,779
1,170	Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev Good Shepherd, Ser A	6.375	10/01/21	1,211,722
2,070	Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev Good Shepherd, Ser A	6.500	10/01/26	2,142,843
1,830	Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev Good Shepherd, Ser A (Prerefunded @ 10/01/12)	6.375	10/01/21	2,078,020
1,220	Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev Good Shepherd, Ser A (Prerefunded @ 10/01/12)	6.500	10/01/29	1,391,190
780	Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev Good Shepherd, Ser A (Prerefunded @ 10/01/12) (c)	6.500	10/01/29	803,572
1,050	Gulf Coast Waste Disp Auth Valero Energy Corp Proj (AMT)	5.700	04/01/32	948,696

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$6,335	Harris Cnty, TX Hlth Fac Dev Corp Rev St Luke’s Episcopal Hosp, Ser A (b)	5.500%	02/15/19	$6,901,669
3,295	Harris Cnty, TX Hlth Fac Dev Corp Rev St Luke’s Episcopal Hosp, Ser A (b)	5.625	02/15/17	3,589,740
1,385	Harris Cnty, TX Hlth Fac Dev Corp Rev St Luke’s Episcopal Hosp, Ser A (b)	5.625	02/15/18	1,508,889
4,300	HFDC Cent TX Inc Retirement, Ser A	5.500	02/15/27	3,607,829
5,550	HFDC Cent TX Inc Retirement, Ser A	5.500	02/15/37	4,445,273
8,100	HFDC Cent TX Inc Retirement, Ser A	5.625	11/01/26	6,954,093
2,000	HFDC Cent TX Inc Retirement, Ser A	5.750	11/01/36	1,663,320
1,500	Hopkins Cnty, TX Hosp Dist Hosp Rev	6.000	02/15/33	1,464,090
2,000	Hopkins Cnty, TX Hosp Dist Hosp Rev	6.000	02/15/38	1,935,600
500	Houston, TX Hlth Fac Dev Corp Buckingham Sr Living Cmnty, Ser A (Prerefunded @ 2/15/14)	7.000	02/15/23	602,695
4,000	Houston, TX Hlth Fac Dev Corp Buckingham Sr Living Cmnty, Ser A (Prerefunded @ 2/15/14)	7.125	02/15/34	4,844,280
3,985	Houston, TX Indl Dev Corp Rev Sr Air Cargo (AMT)	6.375	01/01/23	3,809,899

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$20,000	Houston, TX Util Sys Rev Rfdg Comb First Lien Rfdg, Ser A (BHAC Insd) (b)	5.250%	05/15/27	$20,655,200
2,500	Lubbock, TX Hlth Fac Dev Corp Rev First Mtg Carillon Proj Rfdg, Ser A	6.500	07/01/26	2,399,225
10,000	Lubbock, TX Hlth Fac Dev Corp Rev First Mtg Carillon Proj Rfdg, Ser A	6.625	07/01/36	9,603,300
1,500	Lubbock, TX Hlth Fac Dev Corp Rev First Mtg Carillon Proj, Ser A (Prerefunded @ 7/01/09)	6.500	07/01/29	1,588,665
2,500	Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev Mem Hlth Sys East TX	5.500	02/15/37	2,282,825
2,605	Mc Allen, TX Indpt Sch Dist Rfdg (PSF Gtd) (b)	5.000	02/15/23	2,693,679
2,735	Mc Allen, TX Indpt Sch Dist Rfdg (PSF Gtd) (b)	5.000	02/15/24	2,820,479
2,875	Mc Allen, TX Indpt Sch Dist Rfdg (PSF Gtd) (b)	5.000	02/15/25	2,955,327
3,025	Mc Allen, TX Indpt Sch Dist Rfdg (PSF Gtd) (b)	5.000	02/15/26	3,100,376
8,570	Meadow Parc Dev Inc TX Multi-Family Rev Hsg Meadow Parc Apt Proj	6.500	12/01/30	8,504,182
1,000	Mesquite, TX Hlth Fac Dev Corp Retirement Fac Christian Care Ctr, Ser A (Prerefunded @ 2/15/10)	7.625	02/15/28	1,086,650
800	Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj	6.625	01/01/11	801,792

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$2,500	Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj	7.250%	01/01/31	$2,531,850
2,000	Midlothian, TX Dev Auth Tax (Acquired 12/02/04, Cost $2,000,000) (a)	6.200	11/15/29	1,975,380
2,000	Midlothian, TX Dev Auth Tax (Prerefunded @ 5/15/11)	7.875	11/15/26	2,306,520
7,350	Mission, TX Econ Dev Corp Solid Waste Disp Rev Waste Mgmt Inc Proj (AMT) (g)	6.000	08/01/20	7,422,692
10,000	North Tex Muni Wtr Dist Tex Wtr Sys Rev (FSA Insd) (b)	5.000	09/01/31	10,158,346
3,585	Orange, TX Hsg Dev Corp Multi-Family Rev Hsg Vlg at Pine Hallow	8.000	03/01/28	3,695,382
3,000	Richardson, TX Hosp Auth Rev Richardson Regl Impt & Rfdg	6.000	12/01/34	2,884,830
20,000	SA Energy Acquisition Pub Fac Corp TX Gas Supply Rev Gas Supply Rev (b)	5.500	08/01/21	19,624,146
2,000	Sabine River Auth TX Pollutn Ctl Rev TX Elec Proj Rfdg, Ser A (AMT) (g)	6.450	06/01/21	1,693,080
1,780	San Antonio, TX Hsg Fin Corp Multi-Family Hsg Rev Marbach Manor Apt Proj, Ser A (AMT) (k)	8.125	06/01/27	1,475,406
4,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Air Force Vlg Oblig Group	5.125	05/15/37	3,543,040

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$1,250	Tarrant Cnty, TX Cultural Ed Northwest Sr Hsg Edgemere Proj, Ser A	6.000%	11/15/26	$1,204,988
2,000	Texas St Pub Fin Auth Sch Excellence Ed Proj, Ser A (Acquired 12/02/04, Cost $1,986,049) (a)	7.000	12/01/34	2,028,440
1,000	Texas St Student Hsg Corp MSU Proj Midwestern St Univ (Prerefunded @ 9/01/12)	6.500	09/01/22	1,148,430
4,375	Texas St Student Hsg Corp MSU Proj Midwestern St Univ (Prerefunded @ 9/01/12)	6.500	09/01/34	5,024,381
15,000	Texas Wtr Dev Brd Rev St Revolving Fd Sub Lien, Ser A (b)	5.000	07/15/25	15,576,600
6,200	Tomball, TX Hosp Auth Rev Hosp Tomball Regl Hosp	6.000	07/01/29	6,204,216
3,110	Tyler, TX Hlth Fac Dev Corp Hosp Rev & Impt East TX Med Ctr Rfdg	5.250	11/01/32	2,700,880
10,000	University, TX Univ Rev Fin Sys, Ser D (b)	5.000	08/15/29	10,989,600
15,000	University, TX Univ Rev Fin Sys, Ser D (b)	5.000	08/15/34	16,484,400
7,585	Wichita Cnty, TX Hlth Fac Rolling Meadows Fac Rfdg, Ser A	6.250	01/01/28	7,232,904
4,500	Woodhill Pub Fac Corp TX Hsg-Woodhill Apt Proj	7.500	12/01/29	4,115,340

				334,438,495

	Utah 0.4%
1,397	Eagle Mountain, UT Spl Assmt Spl Impt Dist No 2000 1	8.250	02/01/21	1,456,694

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Utah (continued)
$500	Hildale, UT Elec Rev Gas Turbine Elec Fac Proj (c) (k) (m)	7.600%	09/01/06	$140,625
1,000	Hildale, UT Elec Rev Gas Turbine Elec Fac Proj (k) (m)	7.800	09/01/15	281,250
9,145	Mountain Regl Wtr Spl Svc Dist UT Spl Impt Dist No 2002-1	7.000	12/01/18	9,157,346
5,000	Utah St Charter Sch Fin Auth George Washington Academy, Ser A	7.000	07/15/40	5,004,750
2,300	Utah St Hsg Fin Agy Rev RHA Cmnty Svc Proj, Ser A	6.875	07/01/27	2,209,541

				18,250,206

	Vermont 0.3%
1,155	Vermont Econ Dev Auth Rev Mtg Wake Robin Corp Proj, Ser B (Prerefunded @ 3/01/09)	6.750	03/01/24	1,205,878
1,375	Vermont Ed & Hlth Bldg Fin Agy Rev Bennington College Proj (c)	6.500	10/01/14	1,390,345
4,130	Vermont Ed & Hlth Bldg Fin Agy Rev Bennington College Proj	6.625	10/01/29	4,088,989
1,290	Vermont Ed & Hlth Bldg Fin Agy Rev Dev & Mental Hlth, Ser A	6.375	06/15/22	1,329,397
2,170	Vermont Ed & Hlth Bldg Fin Agy Rev Dev & Mental Hlth, Ser A	6.500	06/15/32	2,217,870
250	Vermont Ed & Hlth Bldg Fin Agy Rev VT Council Dev Mental Hlth, Ser A	6.000	12/15/09	257,512
1,930	Vermont Ed & Hlth Bldg Fin Agy Rev VT Council Dev Mental Hlth, Ser A	6.125	12/15/14	1,989,270

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Vermont (continued)
$1,325	Vermont Ed & Hlth Bldg Fin Agy Rev VT Council Dev Mental Hlth, Ser A	6.250%	12/15/19	$1,355,144

				13,834,405

	Virginia 2.1%
2,500	Albemarle Cnty, VA Indl Dev Auth Residential Care Fac, Ser A (Prerefunded @ 1/01/12)	6.200	01/01/31	2,775,350
2,000	Bedford Cnty, VA Indl Dev Auth Nekoosa Packaging Proj Rfdg (AMT)	6.300	12/01/25	1,672,220
1,900	Bedford Cnty, VA Indl Dev Auth Nekoosa Packaging Proj Rfdg, Ser A (AMT)	6.550	12/01/25	1,664,324
530	Bell Creek Cmnty Dev Auth VA Spl Assmt, Ser A	6.750	03/01/22	539,201
3,785	Bell Creek Cmnty Dev Auth VA Spl Assmt, Ser B (c)	7.000	03/01/32	3,881,063
10,000	Broad Str Cmnty Dev Auth VA	7.500	06/01/33	10,413,700
1,463	Celebrate, VA North Cmnty Dev Auth Spl Assmt Rev Celebrate VA North Proj, Ser B	6.600	03/01/25	1,462,561
8,000	Celebrate, VA North Cmnty Dev Auth Spl Assmt Rev Celebrate VA North Proj, Ser B	6.750	03/01/34	7,800,720
5,000	Celebrate, VA South Cmnty Dev Celebrate VA South Proj	6.250	03/01/37	4,266,250
3,000	Chesterfield Cnty, VA Hlth Ctr Commn Residential Care Fac Lucy Corr Vlg, Ser A	6.125	12/01/30	2,899,710
3,500	Chesterfield Cnty, VA Hlth Ctr Commn Residential Care Fac Lucy Corr Vlg, Ser A	6.250	12/01/38	3,370,955

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Virginia (continued)
$4,000	Chesterfield Cnty, VA Indl Dev Elec & Pwr, Ser A	5.875%	06/01/17	$4,215,120
2,425	Dulles Town Ctr Cmnty Dev Auth Dulles Town Ctr Proj	6.250	03/01/26	2,423,715
3,500	Fairfax Cnty, VA Econ Dev Auth Living Lewinsville Retirement Villa, Ser A	5.250	03/01/32	2,887,360
4,500	Farms New Kent, VA Cmnty Dev, Ser B	5.450	03/01/36	3,388,500
4,750	Farms New Kent, VA Cmnty Dev, Ser C	5.800	03/01/36	3,700,202
4,000	Henrico Cnty, VA Econ Dev Auth Residential Care Fac Rev Utd Methodist Rfdg, Ser A	6.500	06/01/22	4,047,840
3,000	Henrico Cnty, VA Econ Dev Auth Residential Care Fac Rev Utd Methodist Rfdg, Ser A (Prerefunded @ 6/01/12)	6.700	06/01/27	3,137,039
5,200	Isle Wight Cnty, VA Indl Dev Auth Environment Impt Rev, Ser A (AMT)	5.700	11/01/27	4,558,892
1,200	James City Cnty, VA Indl Dev Auth Residential Care Fac Rev First Mtg Williamsburg Rfdg, Ser A	6.000	03/01/23	1,180,056
3,000	James City Cnty, VA Indl Dev Auth Residential Care Fac Rev First Mtg Williamsburg Rfdg, Ser A	6.125	03/01/32	2,940,360

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Virginia (continued)
$500	Norfolk, VA Redev & Hsg Auth First Mtg Retirement Cmnty, Ser A	6.000%	01/01/25	$462,470
1,950	Norfolk, VA Redev & Hsg Auth First Mtg Retirement Cmnty, Ser A	6.125	01/01/35	1,763,522
5,000	Peninsula Town Ctr Cmnty Dev Auth VA Spl Oblig	6.450	09/01/37	4,501,000
2,840	Prince William Cnty, VA Indl Dev First Mtg Westminster Lake Rfdg	5.125	01/01/26	2,502,210
5,305	Richmond, VA Redev & Hsg Auth Multi-Family Rev Rfdg, Ser A (c)	6.250	12/15/21	5,225,425
7,000	Roanoke Cnty, VA Indl Dev Auth Glebe Inc, Ser A	6.300	07/01/35	3,470,600
1,751	Virginia Gateway Cmnty Dev Auth VA Spl Assmt	6.250	03/01/26	1,750,072
3,953	Virginia Gateway Cmnty Dev Prince William Cnty	6.375	03/01/30	3,909,675
1,700	Virginia Small Business Fin Auth Rev Indl Dev SIL Clean Wtr Proj (AMT) (k)	7.250	11/01/24	55,250
365	Virginia Small Business Fin Indl Dev SIL Clean Wtr Proj (AMT) (k)	7.250	11/01/09	11,863

				96,877,225

	Washington 1.8%
5,000	Kalispel Tribe Indians Priority Dist WA Rev	6.750	01/01/38	4,740,600
2,000	Kennewick, WA Pub Hosp Dist Impt & Rfdg	6.300	01/01/25	1,876,380

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Washington (continued)
$510	King Cnty, WA Pub Hosp Dist No 004 Snoqualmie Vly Hosp	7.000%	12/01/11	$524,928
400	King Cnty, WA Pub Hosp Dist No 004 Snoqualmie Vly Hosp	7.250	12/01/15	411,408
2,000	Skagit Cnty, WA Pub Hosp Dist Rfdg	6.000	12/01/18	2,057,760
1,000	Skagit Cnty, WA Pub Hosp Dist Rfdg	6.000	12/01/23	1,012,040
2,220	Tobacco Settlement Auth WA Tob Settlement Rev	6.500	06/01/26	2,220,333
8,315	Tobacco Settlement Auth WA Tob Settlement Rev	6.625	06/01/32	8,220,791
16,800	Washington St Hsg Fin Commn Nonprofit Custodial Rev Custodial Rcpt Wesley Homes, Ser A (Acquired 5/07/08, Cost $16,800,000) (a)	6.200	01/01/36	16,464,672
6,100	Washington St Hsg Fin Commn Nonprofit Rev Skyline at First Hill Proj, Ser A	5.625	01/01/38	5,353,665
10,320	Washington St Mtr Vehicle Fuel, Ser B (MBIA Insd) (b)	5.000	07/01/26	10,499,546
11,630	Washington St Mtr Vehicle Fuel, Ser B (MBIA Insd) (b)	5.000	07/01/29	11,832,338
17,340	Washinton St, Ser A (FSA Insd) (b)	5.000	07/01/29	17,610,677

				82,825,138

	West Virginia 0.6%
8,250	Harrison Cnty, WV Cnty Commn Solid Waste Disp Rev Allegheny Energy Rfdg, Ser D (AMT)	5.500	10/15/37	7,668,705

Par
Amount
(000)	Description	Coupon	Maturity	Value

	West Virginia (continued)
$1,250	Randolph Cnty, WV Bldg Commn Rev Crossover Elkins Regl Proj Rfdg	6.125%	07/01/23	$1,150,112
5,000	West Virginia St Hosp Fin Auth Hosp Rev Thomas Health Sys	6.500	10/01/38	4,793,100
15,000	West Virginia St Hosp Fin Auth Hosp Rev Thomas Health Sys	6.750	10/01/43	14,606,400

				28,218,317

	Wisconsin 2.1%
6,405	Badger Tob Asset Sec Corp WI	6.375	06/01/32	6,483,333
4,180	Baldwin, WI Hosp Rev Mtg, Ser A	6.375	12/01/28	3,975,932
3,750	Hudson, WI Fac Hlthcare Rev Christian Cmnty Home Inc Proj	6.500	04/01/33	3,601,125
2,300	Milwaukee, WI Rev Sub Air Cargo (AMT)	7.500	01/01/25	2,331,809
2,500	Waukesha, WI Redev Auth Hsg Sr Kirkland Crossings Proj Rfdg	5.600	07/01/41	2,256,625
1,000	Wisconsin Hlth & Ed Fac Auth Rev Eastcastle Pl Inc Proj	6.000	12/01/24	908,660
4,400	Wisconsin Hlth & Ed Fac Eastcastle Pl Inc Proj	6.125	12/01/34	3,979,624
6,000	Wisconsin St Hlth & Ed Fac Auth Rev Aurora Hlthcare	6.400	04/15/33	6,127,440
8,725	Wisconsin St Hlth & Ed Fac Auth Rev Aurora Hlthcare Inc, Ser A	5.600	02/15/29	8,309,690
4,750	Wisconsin St Hlth & Ed Fac Auth Rev Clement Manor Rfdg	5.750	08/15/24	4,281,460
10,000	Wisconsin St Hlth & Ed Fac Auth Rev Ministry Hlthcare, Ser A (MBIA Insd)	5.250	02/15/32	9,840,700
2,750	Wisconsin St Hlth & Ed Fac Auth Rev New Castle Pl Proj, Ser A	7.000	12/01/31	2,760,093
1,250	Wisconsin St Hlth & Ed Fac Auth Rev Oakwood Vlg Proj, Ser A	7.625	08/15/30	1,321,275

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wisconsin (continued)
$1,115	Wisconsin St Hlth & Ed Fac Auth Rev Spl Term Middleton Glen Inc Proj (c)	5.750%	10/01/18	$1,035,824
2,485	Wisconsin St Hlth & Ed Fac Auth Rev Spl Term Middleton Glen Inc Proj	5.750	10/01/28	2,180,314
335	Wisconsin St Hlth & Ed Fac Auth Rev Spl Term Middleton Glen Inc Proj (c)	5.900	10/01/28	300,153
1,200	Wisconsin St Hlth & Ed Fac Auth Rev Tomah Mem Hosp Inc Proj	6.500	07/01/23	1,207,512
1,000	Wisconsin St Hlth & Ed Fac Auth Rev Tomah Mem Hosp Inc Proj, Ser B	6.625	07/01/28	1,005,000
2,000	Wisconsin St Hlth & Ed Fac Beaver Dam Cmnty Hosp Inc, Ser A	6.500	08/15/24	2,006,820
2,000	Wisconsin St Hlth & Ed Fac Beaver Dam Cmnty Hosp Inc, Ser A	6.500	08/15/26	2,027,960
1,000	Wisconsin St Hlth & Ed Fac Beaver Dam Cmnty Hosp Inc, Ser A	6.750	08/15/34	1,017,080
250	Wisconsin St Hlth & Ed Fac Blood Ctr Southeastn Proj	5.500	06/01/24	250,415
750	Wisconsin St Hlth & Ed Fac Blood Ctr Southeastn Proj	5.750	06/01/34	745,935
1,090	Wisconsin St Hlth & Ed Fac Cmnty Mem Hosp Inc Proj	7.125	01/15/22	1,136,870
2,355	Wisconsin St Hlth & Ed Fac Cmnty Mem Hosp Inc Proj	7.250	01/15/33	2,448,423

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wisconsin (continued)
$2,380	Wisconsin St Hlth & Ed Fac Divine Savior Hlthcare, Ser C (Prerefunded @ 5/01/12)	7.500%	05/01/32	$2,748,281
330	Wisconsin St Hlth & Ed Fac Froedert & Cmnty	5.375	10/01/30	334,996
3,000	Wisconsin St Hlth & Ed Fac Hlthcare Dev Inc Proj (Prerefunded @ 11/15/09)	6.250	11/15/28	3,180,420
2,000	Wisconsin St Hlth & Ed Fac Oakwood Vlg Proj, Ser A (Prerefunded @ 8/15/10)	7.000	08/15/19	2,195,740
2,250	Wisconsin St Hlth & Ed Fac Southwest Hlth Ctr A	6.250	04/01/34	2,072,700
3,760	Wisconsin St Hlth & Ed Fac Synergy Hlth Inc	6.000	11/15/23	3,822,266
5,800	Wisconsin St Hlth & Ed Fac Synergy Hlth Inc	6.000	11/15/32	5,799,884
2,750	Wisconsin St Hlth & Ed Fac Utd Lutheran Pgm for the Aging	5.700	03/01/28	2,454,953

				94,149,312

	Wyoming 0.1%
2,000	Sweetwater Cnty, WY Solid Waste Disp Rev FMC Corp Proj Rfdg (AMT)	5.600	12/01/35	1,752,920
2,100	Teton Cnty, WY Hosp Dist Hosp Rst Johns Med Ctr	6.750	12/01/22	2,123,898

				3,876,818

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Puerto Rico 0.1%
$5,000	Puerto Rico Indl Tourist Ed & Trans Mem Mennonite Gen Hosp Proj, Ser A	6.500%	07/01/26	$4,648,550

	Total Long-Term Investments 111.3%
	(Cost $5,263,941,716)			5,096,553,628

	Total Short-Term Investments 0.6%
	(Cost $26,980,000)			26,980,000

	Total Investments 111.9%
	(Cost $5,290,921,716)			5,123,533,628

	Liability for Floating Rate Note Obligations Related to Securities Held (13.3%)
	(Cost ($611,915,000))
(611,915) Notes with interest rates ranging from 1.81% to 2.49% at August 31, 2008 and contractual maturities of collateral ranging from 2017 to 2046. (n)				(611,915,000)

	Total Net Investments 98.6%
	(Cost $4,679,006,716)			4,511,618,628

	Other Assets in Excess of Liabilities 1.4%			66,224,339

	Net Assets 100.0%			$4,577,842,967

Percentages are calculated as a percentage of net assets.
*	Zero coupon bond

(a)	Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 3.2% of net assets.

(b)	Underlying security related to Inverse Floaters entered into by the Fund.

(c)	The Fund owns 100% of the outstanding bond issuance.

(d)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(e)	Security is a “step-up” bond where the coupon increases or steps up at a predetermined date.

(f)	Interest is accruing at less than the stated coupon. Coupon is shown as stated coupon/actual coupon.

(g)	Variable Rate Coupon

(h)	Escrowed to Maturity

(i)	Inverse Floating Rate

(j)	Security includes a feature allowing the Fund an option on any interest rate payment date to offer the security for sale at par. The sale is contingent upon market conditions.

(k)	Non-income producing security.

(l)	Security purchased on a when-issued or delayed delivery basis.

(m)	This issuer is currently in liquidation.

(n)	Floating Rate Notes. The interest rate shown reflects the rates in effect at August 31, 2008.
ACA — American Capital Access
AGL — Assured Guaranty Ltd.
AMBAC — AMBAC Indemnity Corp.
AMT — Alternative Minimum Tax
BHAC — Berkshire Hathaway Assurance Corp.
FGIC — Financial Guaranty Insurance Co.
FHA — Federal Housing Administration
FSA — Financial Security Assurance Inc.
GNMA — Government National Mortgage Association
GTY AGMT — Guarantee Agreement
LOC — Letter of Credit
MBIA — Municipal Bond Investors Assurance Corp.
PSF — Public School Fund
XLCA — XL Capital Assurance Inc.
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s investments carried at value:

Investments in
Valuation Inputs	Securities

Level 1 - Quoted Prices	$-0-
Level 2 - Other Significant Observable Inputs	5,123,533,628
Level 3 - Significant Unobservable Inputs	$-0-

Total	$5,123,533,628

Security Valuation Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Tax-Exempt Trust

By: Name:	/s/ Jerry W. Miller Jerry W. Miller
Title:	Principal Executive Officer
Date:	October 23, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: Name:	/s/ Jerry W. Miller Jerry W. Miller
Title:	Principal Executive Officer
Date:	October 23, 2008

By: Name:	/s/ Stuart N. Schuldt Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	October 23, 2008